united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

Global Atlantic American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	VARIABLE INSURANCE TRUSTS - 95.1%
	DEBT FUND - 33.2%
1,251,655	American Funds Insurance - Mortgage Fund - Class I	$13,355,159
4,264,990	American Funds Insurance Series - Bond Fund - Class 1	46,786,944
415,664	American Funds Insurance Series - High Income Bond Fund - Class 1	4,464,228
1,085,918	American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class I	13,356,790
		77,963,121
	EQUITY FUNDS - 61.9%
2,209,058	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	31,368,617
1,880,737	American Funds Insurance Series - Global Growth and Income Fund - Class 1	29,132,612
277,915	American Funds Insurance Series - Global Small Capitalization Fund- Class 1	6,719,980
335,208	American Funds Insurance Series - Growth Fund - Class 1	24,711,538
837,752	American Funds Insurance Series - Growth-Income Fund - Class 1	40,304,238
429,272	American Funds Insurance Series - International Fund - Class 1	8,980,380
184,740	American Funds Insurance Series - New World Fund - Class 1	4,491,031
		145,708,396
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $208,644,963)	223,671,517

	SHORT-TERM INVESTMENTS - 5.0%
	MONEY MARKET FUND - 5.0%

11,750,694	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a)(Cost - $11,750,694)	11,750,694

	TOTAL INVESTMENTS - 100.1% (Cost - $220,395,657)(b)	$235,422,211
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(136,058)
	TOTAL NET ASSETS - 100.0%	$235,286,153

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $224,143,536 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,300,307
Unrealized Depreciation:	(21,632)
Net Unrealized Appreciation:	$11,278,675

Global Atlantic Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 95.3%
	DEBT FUNDS - 45.0%
40,275	iShares 1-3 Year Credit Bond ETF	$4,242,971
38,928	iShares 1-3 Year Treasury Bond ETF	3,287,470
236,795	iShares Core U.S. Aggregate Bond ETF	25,950,364
13,757	iShares iBoxx $ High Yield Corporate Bond ETF	1,221,071
5,954	iShares JP Morgan USD Emerging Markets Bond ETF	693,165
37,855	iShares US Credit Bond ETF	4,248,467
129,873	iShares US Treasury Bond ETF	3,277,995
		42,921,503
	EQUITY FUNDS - 50.3%
73,187	iShares Core MSCI EAFE ETF	4,696,410
19,141	iShares Core MSCI Emerging Markets ETF	1,033,997
107,019	iShares Core S&P 500 ETF	27,068,316
19,993	iShares Core S&P Mid-Cap ETF	3,576,748
23,638	iShares Core S&P Small-Cap ETF	1,754,412
61,126	iShares MSCI Eurozone ETF	2,647,978
43,123	iShares MSCI Japan ETF	2,402,382
34,220	iShares Russell 1000 ETF	4,786,693
		47,966,936
	TOTAL EXCHANGE TRADED FUNDS (Cost - $81,760,573)	90,888,439

	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%

4,551,379	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a)(Cost - $4,551,379)	4,551,379

	TOTAL INVESTMENTS - 100.1% (Cost - $86,311,952)(b)	$95,439,818
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(29,532)
	TOTAL NET ASSETS - 100.0%	$95,410,286

*	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $82,022,007 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,902,821
Unrealized Depreciation:	(28,573)
Net Unrealized Appreciation:	$8,874,248

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	VARIABLE INSURANCE TRUST - 95.5%
	ASSET ALLOCATION FUND - 95.5%
15,713,028	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $263,709,505)	$269,792,689

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUND - 4.5%
12,643,700	Fidelity Institutional Money Market Funds - Government Portfolio Institutional Class to yield 0.91% (a)(Cost - $12,643,700)	12,643,700

	TOTAL INVESTMENTS - 100.0% (Cost - $276,353,205)(b)	$282,436,389
	OTHER ASSETS LESS LIABILITIES -NET - (0.0)% *	(96,073)
	TOTAL NET ASSETS - 100.0%	$282,340,316

*	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $277,724,217 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,712,172
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$4,712,172

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCKS - 69.3%
	AEROSPACE/DEFENSE - 3.5%
26,070	General Dynamics Corp.	$5,359,471
40,500	United Technologies Corp.	4,701,240
		10,060,711
	AGRICULTURE - 2.0%
61,260	Archer-Daniels-Midland Co.	2,604,163
46,700	Bunge Ltd.	3,243,782
		5,847,945
	APPAREL - 1.1%
58,940	NIKE, Inc.	3,056,039

	BEVERAGES - 1.2%
32,200	PepsiCo, Inc.	3,588,046

	BUILDING MATERIALS - 1.1%
80,775	Johnson Controls International PLC	3,254,425

	CHEMICALS - 8.1%
38,500	Air Products & Chemicals, Inc.	5,821,970
78,200	Albemarle Corp.	10,659,442
45,650	Praxair, Inc.	6,379,131
15,350	Versum Materials, Inc.	595,887
		23,456,430
	COMMERCIAL SERVICES - 2.2%
21,600	Cintas Corp.	3,116,448
15,700	Ecolab, Inc.	2,019,177
20,400	Matthews International Corp.	1,269,900
		6,405,525
	COMPUTERS - 2.2%
47,500	Accenture PLC - Cl. A	6,415,825

	COSMETICS/PERSONAL CARE - 2.4%
45,966	Colgate-Palmolive Co.	3,348,623
39,300	Procter & Gamble Co. (The)	3,575,514
		6,924,137
	DISTRIBUTION/WHOLESALE - 0.5%
8,100	WW Grainger, Inc.	1,455,975

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
21,690	Visa, Inc. - Cl. A	2,282,656

	ELECTRONICS - 2.4%
49,860	Honeywell International, Inc.	7,067,156

	FOOD - 0.9%
23,860	McCormick & Co., Inc. (The)	2,448,990

	HEALTHCARE-PRODUCTS - 9.1%
65,800	Abbott Laboratories	3,511,088
33,300	Becton Dickinson and Co.	6,525,135
28,700	Dentsply Sirona, Inc.	1,716,547
70,800	Medtronic PLC	5,506,116
47,300	Stryker Corp.	6,717,546
25,000	West Pharmaceutical Services, Inc.	2,406,500
		26,382,932

	HOME FURNISHINGS - 0.4%
24,600	Leggett & Platt, Inc.	1,174,158

	INSURANCE - 1.4%
21,600	Aflac, Inc.	1,758,024
15,093	Chubb Ltd.	2,151,507
3,200	RLI Corp.	183,552
		4,093,083
	IRON/STEEL - 0.6%
30,210	Nucor Corp.	1,692,968

	MACHINERY-DIVERSIFIED - 2.4%
28,340	Roper Technologies, Inc.	6,897,956

	MEDIA - 1.4%
57,400	Comcast Corp.	2,208,752
36,740	John Wiley & Sons, Inc.	1,965,590
		4,174,342
	MISCELLANEOUS MANUFACTURING - 4.8%
22,180	Carlisle Cos, Inc.	2,224,432
41,900	Donaldson Co., Inc.	1,924,886
55,700	Dover Corp.	5,090,423
66,470	Pentair PLC	4,517,301
		13,757,042
	OIL & GAS - 1.9%
9,900	Chevron Corp.	1,163,250
17,100	EOG Resources, Inc.	1,654,254
22,300	Exxon Mobil Corp.	1,828,154
13,500	Occidental Petroleum Corp.	866,835
		5,512,493
	OIL & GAS SERVICES - 0.9%
38,000	Schlumberger Ltd.	2,650,880

	PHARMACEUTICALS - 3.3%
22,560	AbbVie, Inc.	2,004,682
40,400	Johnson & Johnson	5,252,404
16,800	Perrigo Co. PLC	1,422,120
26,900	Roche Holding AG - ADR	860,800
		9,540,006
	RETAIL - 7.4%
24,490	CVS Health Corp.	1,991,527
52,690	Gap, Inc. (The)	1,555,936
20,570	McDonald’s Corp.	3,222,907
57,100	Ross Stores, Inc.	3,686,947
33,300	Target Corp.	1,965,033
23,900	Tiffany & Co.	2,193,542
35,870	Walgreens Boots Alliance, Inc.	2,769,881
28,900	Wal-Mart Stores, Inc.	2,258,246
23,000	Yum! Brands, Inc.	1,693,030
		21,337,049
	SEMICONDUCTORS - 3.9%
63,071	Analog Devices, Inc.	5,434,828
66,300	Texas Instruments, Inc.	5,943,132
		11,377,960
	SOFTWARE - 2.3%
89,410	Microsoft Corp.	6,660,151

	TRANSPORTATION - 1.1%
25,610	United Parcel Service, Inc.	3,075,505
	TOTAL COMMON STOCKS (Cost - $165,609,180)	200,590,385

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 4.4%
$300,000	AMMC CLO 21 Ltd. 3 Month LIBOR + 2.10 (a)^	0.000	11/2/2030	300,000
200,000	BlueMountain Fuji CLO 2017-2A B 3 Month LIBOR + 2.15 (a) ^	3.480	10/20/2030	200,000
1,000,000	Carlyle Global Market Strategies CLO 2015-2A A1 3 Month LIBOR + 1.47 (a) ^	2.770	4/27/2027	1,004,498
1,300,000	Catamaran CLO Ltd. 3 Month LIBOR + 1.15 (a) ^	2.320	1/27/2025	1,298,892
250,000	CD 2016-CD2 A4 ^	3.410	11/10/2049	258,507
352,941	Colony American Homes 1 Month LIBOR + 1.15 (a) ^	2.380	5/17/2031	353,488
335,703	Colony American Homes 1 Month LIBOR + 1.20 (a) ^	2.430	7/17/2032	336,207
300,000	Dryden Senior Loan Fund 3 Month LIBOR + 2.25 (a) ^	3.490	7/15/2030	301,568
300,000	Emerson Park CLO Ltd. 3 Month LIBOR + 0.98 (a) ^	2.280	7/15/2025	299,998
300,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60^	3.710	5/25/2024	310,575
300,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.90 ^	3.960	7/25/2024	313,311
300,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 3.00^	4.030	7/25/2024	315,851
257,359	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.00^	4.940	5/25/2025	273,195
286,626	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.90 ^	5.420	11/25/2024	324,656
130,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.75^	5.620	7/25/2029	144,368
272,842	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR +5.00^	5.640	7/25/2025	301,688
241,665	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR +5.00^	5.710	7/25/2025	264,219
1,400,000	Flagship CLO 3 Month LIBOR + 1.25 (a) ^	2.540	1/16/2026	1,405,417
250,000	Flagship CLO 3 Month LIBOR + 3.70 (a) ^	5.000	1/16/2026	250,324
300,000	Freddie Mac - STACR 1 Month LIBOR + 3.80^	4.700	3/25/2025	321,439
300,000	Freddie Mac - STACR 1 Month LIBOR + 3.90^	4.690	12/25/2027	328,697
293,838	Freddie Mac - STACR 1 Month LIBOR + 4.00^	4.920	8/25/2024	312,890
300,000	Freddie Mac - STACR 1 Month LIBOR + 4.15^	5.010	1/25/2025	322,410
250,000	Freddie Mac - STACR 1 Month LIBOR + 5.55^	5.320	7/25/2028	293,260
200,000	Gilbert Park CLO Ltd. ^	0.000	10/15/2030	200,000
334,152	Invitation Homes Trust (a) ^	2.520	8/17/2017	336,508
308,719	Invitation Homes Trust 1 Month LIBOR + 1.45 (a) ^	2.670	3/17/2032	310,028
500,000	LCM Ltd. 3 Month LIBOR + 2.30 (a) ^	3.590	7/20/2030	502,982
250,000	MAD 2015-11MD A (a) ^	3.540	9/10/2035	259,234
306,273	Mill City Mortgage Loan Trust (a) ^	2.500	4/25/2057	306,606
194,584	Towd Point Mortgage Trust 2017-3 (a) ^	2.750	7/25/2057	194,584
301,178	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	301,066
313,843	Towd Point Mortgage Trust 2017-2 (a) ^	2.290	7/25/2056	308,105
312,437	Towd Point Mortgage Trust 2017-4 (a) ^	2.740	11/25/2060	313,343
	TOTAL ASSET BACKED SECURITIES (Cost - $12,890,224)			12,867,914

	CORPORATE BONDS - 8.9%
	AEROSPACE/DEFENSE - 0.3%
300,000	Lockheed Martin Corp.	4.700	5/15/2046	335,560
200,000	Transdigm, Inc.	6.500	7/15/2024	206,500
300,000	United Technologies Corp.	1.125	12/15/2021	366,563
				908,623
	AGRICULTURE - 0.1%
300,000	Reynolds American, Inc.	5.700	8/15/2035	351,812

	AUTO MANUFACTURERS - 0.2%
200,000	Delphi Corp.	4.150	3/15/2024	212,182
200,000	Ford Motor Credit Co. LLC	3.120	5/4/2023	198,239
				410,421
	BANKS - 2.0%
300,000	Banca Monte Dei Paschi	2.125	11/26/2025	371,617
700,000	Bank of America Corp.	3.500	4/19/2026	711,672
300,000	Barclays PLC	4.375	9/11/2024	308,337
700,000	Capital One Financial Corp.	3.200	2/5/2025	699,591
600,000	Citigroup, Inc.	3.400	5/1/2026	601,296
500,000	Goldman Sachs Group, Inc. (The)	3.750	2/25/2026	511,864
400,000	HSBC Holdings PLC	4.300	3/8/2026	429,787
300,000	JPMorgan Chase & Co.	3.250	9/23/2022	310,146
500,000	JPMorgan Chase & Co.	3.200	6/15/2026	496,329
500,000	Morgan Stanley	3.875	1/27/2026	519,095
400,000	Wells Fargo & Co.	2.500	3/4/2021	402,743
500,000	Wells Fargo & Co.	3.000	4/22/2026	491,122
				5,853,599

	BEVERAGES - 0.2%
500,000	Anheuser-Busch InBev Finance, Inc.	3.650	2/1/2026	517,256

	BIOTECHNOLOGY - 0.2%
200,000	Baxalta, Inc.	3.600	6/23/2022	207,236
200,000	Biogen, Inc.	5.200	9/15/1945	231,128
				438,364
	CHEMICALS - 0.2%
100,000	Chemours Co.	5.375	5/15/2027	103,750
300,000	LYB International Finance BV	4.000	7/15/2023	316,469
				420,219
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
200,000	Navient Corp.	6.750	6/25/2025	208,000
200,000	Tempo Acquisition LLC (a)	6.750	6/1/2025	202,000
				410,000
	ELECTRIC - 0.9%
600,000	Calpine Corp.	5.375	1/15/2023	584,340
400,000	Dominion Energy, Inc.	3.900	10/1/2025	416,926
200,000	Dynegy, Inc. (a)	8.125	1/30/2026	206,000
400,000	Electricite De France SA 10 Year Swap Rate + 3.709 (a) ^	5.250	1/29/2049	415,124
500,000	Southern Co. (The)	3.250	7/1/2026	494,268
300,000	State Grid Overseas Investment (a)	3.500	5/4/2027	305,035
300,000	Three Gorges Finance Ltd. (a)	3.700	6/10/2025	309,873
				2,731,566
	ELECTRONICS - 0.0% **
100,000	Tech Data Corp.	4.950	2/15/2027	103,145

	FOOD - 0.3%
400,000	Kraft Heinz Foods Co.	3.500	7/15/2022	413,966
300,000	Kroger Co. (The)	4.000	2/1/2024	311,085
100,000	Lamb Weston HLD (a)	4.875	11/1/2026	105,000
				830,051
	HEALTHCARE-PRODUCTS - 0.1%
100,000	Avantor, Inc. (a)	6.000	10/1/2024	102,500
300,000	Stryker Corp.	3.500	3/15/2026	308,036
				410,536
	HOME BUILDERS - 0.0% **
100,000	Pultegroup, Inc.	5.000	1/15/2027	104,000

	HOUSEHOLD PRODUCTS/WARES - 0.1%
200,000	Clorox Co. (The)	3.100	10/1/2027	199,038

	INSURANCE - 0.4%
300,000	Liberty Mutual Group, Inc. (a)	4.950	5/1/2022	327,595
100,000	MetLife, Inc.	3.000	3/1/2025	100,242
300,000	Prudential Financial, Inc.	3.500	5/15/2024	312,073
400,000	Teachers Insurance & Annuity Association of America (a)	4.900	9/15/2044	451,754
				1,191,664
	INTERNET - 0.0% **
100,000	Amazon.com, Inc. (a)	2.800	8/22/2024	100,384

	LODGING - 0.2%
300,000	Marriott International, Inc.	3.750	10/1/2025	309,478
200,000	Wynn Las Vegas Capital Corp. LLC (a)	5.250	5/15/2027	203,748
				513,226

	MACHINERY - CONSTRUCTION AND MINING - 0.1%
200,000	Vertiv Group Corp. (a)	9.250	10/15/2024	225,000

	MACHINERY - DIVERSIFIED - 0.0% **
100,000	Tennant Co. (a)	5.625	5/1/2025	103,750

	MEDIA - 0.4%
200,000	Altice U.S. Finance Corp. (a)	5.500	5/15/2026	210,938
200,000	CCO Holdings LLC (a)	5.125	5/1/2027	202,750
300,000	NBCUniversal Media, LLC	4.450	1/15/2043	319,144
100,000	Nexstar Broadcasting, Inc. (a)	5.625	8/1/2024	103,500
300,000	Time Warner, Inc.	5.375	10/15/2041	323,350
				1,159,682
	MINING - 0.2%
100,000	First Quantum Minerals Ltd. (a)	7.250	4/1/2023	103,000
300,000	Glencore Finance Canada (a)	4.950	11/15/2021	323,973
				426,973
	OIL & GAS - 0.4%
300,000	Anadarko Petroleum Corp.	6.450	9/15/2036	354,899
400,000	Exxon Mobil Corp.	2.709	3/6/2025	401,621
400,000	Sinopec Group Overseas Development 2015 Ltd. (a)	3.250	4/28/2025	400,695
				1,157,215
	OIL & GAS SERVICES - 0.1%
200,000	Weatherford International Ltd.	8.250	6/15/2023	206,000

	PACKAGING & CONTAINERS - 0.2%
200,000	Ardagh Packaging Finance PLC (a)	6.000	2/15/2025	211,750
100,000	Bway Holding Co. (a)	7.250	4/15/2025	103,000
100,000	Multi-Color Corp. (a)	4.875	11/1/2025	101,095
150,000	Reynolds Group Issuer, Inc. (a)	7.000	7/15/2024	159,750
				575,595
	PHARMACEUTICALS - 0.2%
300,000	Actavis Funding SCS	4.550	3/15/2035	320,074
200,000	Endo DAC/Endo Finance Ltd. (a)	6.000	2/1/2025	162,000
200,000	Valeant Pharmaceuticals International, Inc. (a)	7.500	7/15/2021	199,500
				681,574
	PIPELINES - 0.5%
200,000	Cheniere Corpus Christi Holdings Ltd.	7.000	6/30/2024	228,000
100,000	Cheniere Energy Partners LP (a)	5.250	10/1/2025	102,250
400,000	Enterprise Products Operating LLC	4.450	2/15/2043	404,645
100,000	Kinder Morgan Energy Partners LP	6.500	9/1/2039	113,966
400,000	Sabine Pass Liquefacation LLC	5.000	3/15/2027	426,632
				1,275,493
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
300,000	American Tower Corp.	4.400	2/15/2026	317,263
100,000	MPT Operating Partnership LP	5.000	10/15/2027	102,500
100,000	Realty Income Corp.	3.125	10/15/2022	102,366
400,000	Realty Income Corp.	4.125	10/15/2026	414,258
				936,387
	RETAIL - 0.3%
200,000	Argos Merger Sub, Inc. (a)	7.125	3/15/2023	155,960
300,000	Dollar General Corp.	4.150	11/1/2025	318,446
300,000	Home Depot, Inc. (The)	2.125	9/15/2026	281,719
100,000	New Red Finance, Inc. (a)	5.000	10/15/2025	101,240
100,000	Walgreen Co.	3.100	9/15/2022	101,876
				959,241
	SOFTWARE - 0.2%
100,000	Alpine Finance Merger (a)	6.875	8/1/2025	105,500
500,000	Microsoft Corp.	2.400	8/8/2026	483,280
				588,780

	TELECOMMUNICATIONS - 0.4%
200,000	Juniper Networks, Inc.	4.350	6/15/2025	209,364
250,000	Sprint Corp.	7.125	6/15/2024	281,250
300,000	Telefonica Emisiones, S.A.U.	4.570	4/27/2023	327,736
300,000	Verizon Communications, Inc.	4.812	3/15/2039	309,692
				1,128,042
	TRANSPORTATION - 0.2%
500,000	FedEx Corp.	3.250	4/1/2026	506,621

	TRUCKING & LEASING - 0.1%
200,000	DAE Funding LLC (a)	5.000	8/1/2024	205,000
100,000	Park Aerospace Holdings (a)	5.250	8/15/2022	104,000
				309,000

	TOTAL CORPORATE BONDS (Cost $25,604,159)			25,733,257

	TERM LOANS - 0.9%
149,624	AMC Entertainment Holdings, Inc.	3.550	12/15/2023	148,876
81,000	Aristocrat International Pty Ltd.	0.000	9/19/2024	81,081
98,591	Ascena Retail Group, Inc.	0.000	8/21/2022	80,023
225,000	Avis Budget Car Rental LLC	0.000	3/15/2022	223,594
200,000	CIBT Global, Inc.	0.000	6/1/2024	200,500
199,500	CSC Holdings LLC	3.800	7/17/2025	198,217
150,000	Eldorado Resorts, Inc.	5.260	3/16/2024	149,813
100,000	Fieldwood Energy LLC	0.000	9/28/2018	91,500
100,000	Foresight Energy LLC	0.000	3/28/2022	93,313
150,000	General Nutrition Centers, Inc.	3.990	3/4/2019	142,938
100,000	Hertz Corp. (The)	0.000	6/30/2023	99,286
250,000	JBS USA Lux SA	5.570	10/30/2022	246,875
150,000	Mallinckrodt International Finance SA	3.750	9/24/2024	149,854
150,000	Mueller Water Products, Inc.	3.710	11/25/2021	150,657
99,745	PetSmart, Inc.	4.740	3/10/2022	84,118
114,328	Quintiles IMS, Inc.	0.000	1/13/2025	114,859
300,000	U.S. Renal Care, Inc.	5.430	11/16/2022	290,100
100,000	Valeant Pharmaceuticals International, Inc.	5.470	3/11/2022	101,760
	TOTAL TERM LOANS (Cost - $2,671,063)			2,647,364

	MORTGAGE BACKED SECURITIES - 5.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 2.7%
300,000	Freddie Mac Gold Pool +	3.00	5/15/2047	300,891
1,693,187	Freddie Mac Gold Pool	3.00	9/1/2047	1,699,472
700,000	Freddie Mac Gold Pool +	3.50	10/15/2046	721,656
1,495,909	Freddie Mac Gold Pool	3.50	9/1/2047	1,542,762
3,490,653	Freddie Mac Gold Pool	4.00	9/1/2047	3,679,140
				7,943,921
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.2%
400,000	Fannie Mae Pool +	3.00	5/25/2047	401,125
1,395,772	Fannie Mae Pool	3.00	9/1/2047	1,471,140
700,000	Fannie Mae Pool +	3.50	12/25/2046	721,547
1,793,421	Fannie Mae Pool	3.50	9/1/2047	1,849,848
780,000	Fannie Mae Pool +	4.00	10/1/2044	821,255
995,273	Fannie Mae Pool	4.00	9/1/2047	1,048,267
				6,313,182
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.9%
997,672	Ginnie Mae II Pool	3.00	8/20/2047	1,012,708
300,000	Ginnie Mae II Pool +	3.50	3/20/2047	311,813
1,197,554	Ginnie Mae II Pool	3.50	8/20/2047	1,246,344
				2,570,865

	TOTAL MORTGAGE BACKED SECURITIES (Cost - $16,805,629)			16,827,968

	SOVEREIGN DEBT - 0.1%
300,000	Export-Import Bank of Korea (Cost - $300,273)	2.250	1/21/2020	298,922

	U.S. TREASURY SECURITIES - 4.6%
675,000	United States Treasury Bond	2.250	8/15/2046	593,499
345,000	United States Treasury Bond	2.375	1/15/2025	511,285
600,000	United States Treasury Bond	2.500	2/15/2045	559,594
825,000	United States Treasury Bond	2.500	2/15/2046	767,218
840,000	United States Treasury Bond	2.500	5/15/2046	780,544
300,000	United States Treasury Bond	2.875	5/15/2043	302,391
600,000	United States Treasury Bond	4.250	11/15/2040	752,859
700,000	United States Treasury Bond	4.375	2/15/2038	889,547
550,000	United States Treasury Inflation Index Note	0.125	7/15/2024	560,694
665,000	United States Treasury Note	0.125	7/15/2022	710,499
1,400,000	United States Treasury Note	2.000	11/30/2020	1,414,164
1,400,000	United States Treasury Note	2.125	6/30/2022	1,413,453
1,400,000	United States Treasury Note	2.625	11/15/2020	1,441,180
1,400,000	United States Treasury Note	3.500	5/15/2020	1,469,562
900,000	United States Treasury Note	3.625	2/15/2020	943,664
	TOTAL U.S. TREASURY SECURITIES (Cost - $13,043,361)			13,110,153

Shares
	SHORT-TERM INVESTMENTS - 7.2%
	MONEY MARKET FUND - 7.2%
20,912,987	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.91% (b)			20,912,987
	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,912,987)

	TOTAL INVESTMENTS - 101.2% (Cost - $257,836,876)(c)			$292,988,950
	OTHER ASSETS LESS LIABILITIES - NET - (1.2)%			(3,396,548)
	TOTAL NET ASSETS - 100.0%			$289,592,402

Principal Amount		Coupon Rate (%)	Maturity	Value
	SECURITIES SOLD SHORT - (0.3)%
	MORTGAGE BACKED SECURITIES - (0.3)%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - (0.3)%
780,000	Fannie Mae + (Cost - $823,997)	4.00	10/1/2044	$821,255

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.01%

^	Variable rate security.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2017, these securities amounted to $31,535,260 or 6.8% of net assets.

(b)	Money market rate shown represents the rate at September 30, 2017.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $258,023,538 and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation:	$39,463,983
Unrealized Depreciation:	(4,498,571)
Net Unrealized Appreciation:	$34,965,412

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

					Unrealized
					Appreciation/
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
SHORT FUTURES CONTRACTS
Euro Bund Future		1	Dec-17	190,346	$104
U.S. 10 Year Ultra Bond Future		6	Dec-17	805,969	11,719
					$11,823

LONG FUTURES CONTRACT
Australian 10 Year Bond Future		9	Dec-17	897,151	(12,594)
Canadian 10 Year Bond Future		3	Dec-17	324,551	(6,861)
U.S. 5 Year Note Future		35	Dec-17	4,112,500	(32,516)
U.S. Long Bond Future		6	Dec-17	916,875	(25,125)
					$(77,096)
NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(65,273)

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

INTEREST RATE SWAPS

						Unrealized
		Pay/Receive		Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase	IIS Inflation Index	Receive	1.96%	8/31/2024	$1,800,000	$9,461
						$9,461

CREDIT DEFAULT SWAPS

						Premiums	Unrealized
		Fixed Rate	Fixed Rate	Expiration	Notional	Paid/	Appreciation/
Counterparty	Index	Received	Paid	Date	Amount	(Received)	(Depreciation)
Citibank NA	AES Corp.	0.00%	5.00%	6/20/2022	$400,000	$—	$(4,734)
Citibank NA	Best Buy Co., Inc.	0.00%	5.00%	6/20/2022	250,000	—	(2,405)
Citibank NA	Bombardier, Inc.	0.00%	5.00%	6/20/2022	200,000	—	11,981
BNP Paribas	CDX.NA.IG.29	1.00%	0.00%	12/20/2022	2,000,000	—	1,780
Citibank NA	Gap, Inc.	0.00%	1.00%	6/20/2022	110,000	—	(4,237)
BNP Paribas	ITRX.EUR.28	0.00%	1.00%	12/20/2022	1,750,000	—	170
Citibank NA	Kohl’s Corp.	0.00%	1.00%	6/20/2022	120,000	—	(3,302)
Citibank NA	L Brands, Inc.	0.00%	1.00%	6/20/2022	110,000	—	(1,660)
Citibank NA	Macy’s Retail Holdings, Inc.	0.00%	1.00%	6/20/2022	105,000	—	(1,223)
Citibank NA	MCDX.NA.29	1.00%	0.00%	6/20/2022	1,050,000	—	3,969
Citibank NA	Nabors Inds, Inc.	0.00%	1.00%	6/20/2020	170,000	—	(2,968)
Citibank NA	Nabors Inds, Inc.	1.00%	0.00%	6/20/2022	170,000	—	5,732
Citibank NA	Republic of Brazil	1.00%	0.00%	12/20/2022	320,000	—	1,430
Citibank NA	Simon Property Group LP	1.00%	0.00%	6/20/2022	480,000	—	2,492
Citibank NA	Target Corp.	0.00%	1.00%	6/20/2022	250,000	—	(1,618)
							$5,407

TOTAL RETURN SWAPS

						Premiums	Unrealized
		Floating Rate	Floating Rate	Expiration	Notional	Paid/	Appreciation/
Counterparty	Index	Received	Paid	Date	Amount	(Received)	(Depreciation)
Citibank NA	iBoxx $ Liquid	0.00%	1.27%	6/20/2018	$1,050,000	$—	$14,620
							$14,620

Global Atlantic Franklin Dividend & Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
10/26/2017	Barclays Bank PLC	$430,000	AUD	$341,398	$337,290	$(4,108)
10/26/2017	Barclays Bank PLC	630,000	BRL	187,746	198,462	10,716
10/26/2017	Barclays Bank PLC	440,000	EUR	518,540	520,913	2,373
10/26/2017	Barclays Bank PLC	2,000,000,000	IDR	147,005	148,150	1,145
10/26/2017	Barclays Bank PLC	13,000,000	INR	198,990	198,324	(666)
10/26/2017	Barclays Bank PLC	18,100,000	MXN	981,344	992,242	10,898
						20,358

To Sell:
10/26/2017	Barclays Bank PLC	1,200,000	AUD	910,440	941,275	(30,835)
10/26/2017	Barclays Bank PLC	340,000	CAD	263,913	271,910	(7,997)
10/26/2017	Barclays Bank PLC	1,200,000	EUR	1,374,360	1,420,672	(46,312)
10/26/2017	Barclays Bank PLC	230,000	GBP	297,114	308,851	(11,737)
10/26/2017	Barclays Bank PLC	100,000,000	JPY	882,145	889,548	(7,403)
10/26/2017	Barclays Bank PLC	165,000,000	KRW	142,857	144,110	(1,253)
10/26/2017	Barclays Bank PLC	200,000	SGD	144,833	147,325	(2,492)
10/26/2017	Barclays Bank PLC	380,000	EUR	435,267	449,879	(14,612)
10/26/2017	Barclays Bank PLC	2,300,000	MXN	129,402	126,086	3,316
10/26/2017	Barclays Bank PLC	430,000	CAD	342,085	343,887	(1,802)
9/13/2018	Barclays Bank PLC	300,000	EUR	367,050	362,253	4,797
						(116,330)

Net unrealized depreciation on forward foreign currency contracts						$(95,972)

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares				Value
	EXCHANGE TRADED FUNDS - 33.5%
	DEBT FUNDS - 9.4%
26,657	iShares Short Maturity Bond ETF			$1,340,581
9,100	iShares Short Treasury Bond ETF			1,004,594
18,300	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			837,225
				3,182,400
	EQUITY FUNDS - 24.1%
8,036	iShares Core S&P 500 ETF			2,032,545
16,163	SPDR S&P 500 ETF Trust			4,060,631
8,837	Vanguard S&P 500 ETF			2,039,226
				8,132,402
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,244,210)			11,314,802

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 34.9%
$11,790,000	United States Treasury Note (Cost $12,009,841)	2.25	11/15/2025	11,789,539

Contracts		Counterparty	Notional Value
	PURCHASED OPTIONS - 0.4%
41	Euro Stoxx 50 Index, December 2017, Put @ $3,200	Morgan Stanley	1,312,000	6,447
41	Euro Stoxx 50 Index, March 2018, Put @ $3,050	Morgan Stanley	1,250,500	13,814
6	FTSE 100 Index, December 2017, Put @ $6,750	Morgan Stanley	405,000	1,912
6	FTSE 100 Index, March 2018, Put @ $6,600	Morgan Stanley	396,000	5,514
3	Nikkei 225 Index, December 2017, Put @ $17,500	Morgan Stanley	52,500,000	1,732
4	Nikkei 225 Index, March 2018, Put @ $17,500	Morgan Stanley	70,000,000	6,752
34	S&P 500 Index, December 2017, Put @ $2,150	Morgan Stanley	7,310,000	13,090
34	S&P 500 Index, March 2018, Put @ $2,200	Morgan Stanley	7,480,000	68,000
	TOTAL PURCHASED OPTIONS (Cost - $216,079)			117,261

Shares
	SHORT-TERM INVESTMENTS - 23.2%
	MONEY MARKET FUND - 23.2%
7,821,851	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.55% (a) (Cost - $7,821,851)			7,821,851

	TOTAL INVESTMENTS - 92.0% (Cost - $30,291,981)(b)			$31,043,453
	OTHER ASSETS LESS LIABILITIES - NET - 8.0%			2,716,403
	TOTAL NET ASSETS - 100.0%			$33,759,856

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $30,351,185 and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation:	$1,070,620
Unrealized Depreciation:	(397,237)
Net Unrealized Appreciation:	$673,383

Contracts	Options Written	Counterparty	Notional Value	Value
83	Euro Stoxx 50 Index, October 2017, Call @ $3,675	Morgan Stanley	3,050,250	$(3,091)
13	FTSE 100 Index, October 2017, Call @ $7,600	Morgan Stanley	988,000	(392)
7	Nikkei 225 Index, October 2017, Call @ $20,250	Morgan Stanley	141,750,000	(14,614)
15	S&P 500 Index, October 2017, Call @ $2,600	Morgan Stanley	3,900,000	(788)
	TOTAL OPTIONS WRITTEN (Premiums received - $4,773)			$(18,885)

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

					Unrealized Appreciation/
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG FUTURES CONTRACTS
E-Mini Russell 2000 Index Future December 2017	Credit Suisse	12	12/31/2017	895,740	$47,940
Euro Stoxx 50 Index Future December 2017	Credit Suisse	60	12/31/2017	2,536,530	50,579
Nikkei 225 Index Future December 2017	Credit Suisse	7	12/31/2017	1,266,113	69,999
S&P 500 E-Mini Future December 2017	Credit Suisse	43	12/31/2017	5,409,400	64,930
S&P Midcap 400 E-Mini Future December 2017	Credit Suisse	7	12/31/2017	1,256,990	(750)
TOTAL UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$232,698

Global Atlantic Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 95.1%
	DEBT FUNDS - 15.2%
67,879	iShares 1-3 Year Credit Bond ETF	$7,151,053
65,510	iShares 1-3 Year Treasury Bond ETF	5,532,319
397,778	iShares Core U.S. Aggregate Bond ETF	43,592,491
23,427	iShares iBoxx $ High Yield Corporate Bond ETF	2,079,381
10,016	iShares JP Morgan USD Emerging Markets Bond ETF	1,166,063
63,794	iShares US Credit Bond ETF	7,159,601
218,411	iShares US Treasury Bond ETF	5,512,694
		72,193,602
	EQUITY FUNDS - 79.9%
578,596	iShares Core MSCI EAFE ETF	37,128,505
150,969	iShares Core MSCI Emerging Markets ETF	8,155,345
845,926	iShares Core S&P 500 ETF	213,960,063
158,460	iShares Core S&P Mid-Cap ETF	28,348,494
186,733	iShares Core S&P Small-Cap ETF	13,859,323
482,645	iShares MSCI Eurozone ETF	20,908,181
342,120	iShares MSCI Japan ETF	19,059,505
270,385	iShares Russell 1000 ETF	37,821,454
		379,240,870
	TOTAL EXCHANGE TRADED FUNDS (Cost - $385,388,295)	451,434,472

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
23,367,810	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a) (Cost - $23,367,810)	23,367,810

	TOTAL INVESTMENTS - 100.1% (Cost - $408,756,105)(b)	$474,802,282
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(323,736)
	TOTAL NET ASSETS - 100.0%	$474,478,546

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $409,678,870 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$65,161,603
Unrealized Depreciation:	(38,191)
Net Unrealized Appreciation:	$65,123,412

Global Atlantic Moderate Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 30.8%
42,918	iShares 1-3 Year Credit Bond ETF	$4,521,411
41,491	iShares 1-3 Year Treasury Bond ETF	3,503,915
252,674	iShares Core U.S. Aggregate Bond ETF	27,690,544
14,670	iShares iBoxx $ High Yield Corporate Bond ETF	1,302,109
6,333	iShares JP Morgan USD Emerging Markets Bond ETF	737,288
40,333	iShares US Credit Bond ETF	4,526,573
138,748	iShares US Treasury Bond ETF	3,501,999
		45,783,839
	EQUITY FUNDS - 64.4%
146,371	iShares Core MSCI EAFE ETF	9,392,627
39,447	iShares Core MSCI Emerging Markets ETF	2,130,927
214,563	iShares Core S&P 500 ETF	54,269,420
39,441	iShares Core S&P Mid-Cap ETF	7,055,995
45,458	iShares Core S&P Small-Cap ETF	3,373,893
122,545	iShares MSCI Eurozone ETF	5,308,649
85,757	iShares MSCI Japan ETF	4,777,522
68,527	iShares Russell 1000 ETF	9,585,557
		95,894,590
	TOTAL EXCHANGE TRADED FUNDS (Cost - $124,736,277)	141,678,429

	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND - 5.1%
7,600,537	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a) (Cost - $7,600,537)	7,600,537

	TOTAL INVESTMENTS - 100.3% (Cost - $132,336,814)(b)	$149,278,966
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(431,810)
	TOTAL NET ASSETS - 100.0%	$148,847,156

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $133,078,790 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$16,227,568
Unrealized Depreciation:	(27,392)
Net Unrealized Appreciation:	$16,200,176

Global Atlantic Motif Aging of America Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCKS - 99.5%
	BIOTECHNOLOGY - 25.3%
61	Aduro Biotech, Inc. *	$650
158	Amarin Corp PLC (ADR) *	553
17	Amgen, Inc.	3,170
27	Celgene Corp. *	3,937
17	Cellectis SA * (ADR)	484
44	CytomX Therapeutics, Inc. *	799
56	Epizyme, Inc. *	1,067
37	Exact Sciences Corp. *	1,743
65	Exelixis, Inc. *	1,575
28	FibroGen, Inc. *	1,506
16	Five Prime Therapeutics, Inc. *	655
26	Foundation Medicine, Inc. *	1,045
27	Halozyme Therapeutics, Inc. *	469
73	ImmunoGen, Inc. *	558
17	Incyte Corp. *	1,985
31	Innoviva, Inc. *	438
46	Juno Therapeutics, Inc. *	2,064
13	Medicines Co. (The) *	482
29	Myriad Genetics, Inc. *	1,049
95	NeoGenomics, Inc. *	1,057
32	Seattle Genetics, Inc. *	1,741
102	Spectrum Pharmaceuticals, Inc. *	1,435
9	United Therapeutics Corp. *	1,055
		29,517
	HEALTHCARE PRODUCTS - 18.4%
9	ABIOMED, Inc. *	1,517
125	Accuray, Inc. *	500
18	Advanced Accelerator Applications SA * (ADR)	1,217
27	AtriCure, Inc. *	604
5	Baxter International, Inc.	314
20	BioTelemetry, Inc. *	660
45	Boston Scientific Corp. *	1,313
17	Edwards Lifesciences Corp. *	1,858
112	Endologix, Inc. *	500
28	Genomic Health, Inc. *	899
21	Globus Medical, Inc. *	624
10	Hologic, Inc. *	367
15	Insulet Corp. *	826
16	iRhythm Technologies, Inc. *	830
12	K2M Group Holdings, Inc. *	255
20	Lantheus Holdings, Inc. *	356
18	LeMaitre Vascular, Inc.	674
6	Medtronic PLC	467
20	Merit Medical Systems, Inc. *	847
53	Novocure Ltd. *	1,052
8	NuVasive, Inc. *	444
36	NxStage Medical, Inc. *	994
9	Orthofix International NV *	425
71	Rockwell Medical, Inc. *	608
3	Stryker Corp.	426
4	Varex Imaging Corp. *	135
18	Varian Medical Systems, Inc. *	1,801
21	Wright Medical Group NV *	543
4	Zimmer Biomet Holdings, Inc.	468
		21,524

	HEALTHCARE - SERVICES - 20.6%
36	Addus HomeCare Corp. *	1,271
2	Aetna, Inc.	318
28	Almost Family, Inc. *	1,504
40	Amedisys, Inc. *	2,238
36	American Renal Associates Holdings, Inc. *	539
192	Brookdale Senior Living, Inc. *	2,035
99	Capital Senior Living Corp. *	1,242
10	Chemed Corp.	2,021
13	DaVita, Inc. *	772
86	Ensign Group, Inc. (The)	1,943
30	Fresenius Medical Care AG & Co. KGaA (ADR)	1,467
13	Humana, Inc.	3,167
48	Kindred Healthcare, Inc.	326
27	LHC Group, Inc. *	1,915
34	National HealthCare Corp.	2,127
4	UnitedHealth Group, Inc.	783
2	WellCare Health Plans, Inc. *	343
		24,011
	PHARMACEUTICALS - 15.9%
15	AbbVie, Inc.	1,333
22	Agios Pharmaceuticals, Inc. *	1,469
89	Array BioPharma, Inc. *	1,095
42	AstraZeneca PLC (ADR)	1,423
432	BioScrip, Inc. *	1,188
27	Bristol-Myers Squibb Co.	1,721
21	Coherus Biosciences, Inc. *	280
48	Corcept Therapeutics, Inc. *	926
15	DexCom, Inc. *	734
9	Eli Lilly & Co.	770
71	Insys Therapeutics, Inc. *	630
4	Johnson & Johnson	520
56	Jounce Therapeutics, Inc. *	872
79	Keryx Biopharmaceuticals, Inc. *	561
40	MyoKardia, Inc. *	1,714
8	Novartis AG (ADR)	687
41	Novo Nordisk A/S (ADR)	1,974
61	SciClone Pharmaceuticals, Inc. *	683
		18,580

	REAL ESTATE INVESTMENT TRUSTS - 19.3%
95	CareTrust REIT, Inc.	1,809
66	HCP, Inc.	1,837
25	LTC Properties, Inc.	1,175
12	National Health Investors, Inc.	927
140	New Senior Investment Group, Inc.	1,281
110	Omega Healthcare Investors, Inc.	3,510
102	Quality Care Properties, Inc. *	1,581
80	Sabra Health Care REIT, Inc.	1,755
66	Senior Housing Properties Trust	1,290
41	Ventas, Inc.	2,670
67	Welltower, Inc.	4,709
		22,544
	TOTAL COMMON STOCKS (Cost - $101,585)	116,176

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
564	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a)(Cost - $564)	564

	TOTAL INVESTMENTS - 100.0% (Cost - $102,149)(b)	$116,740
	OTHER ASSETS LESS LIABILITIES - NET - 0.0% ^	(27)
	TOTAL NET ASSETS - 100.0%	$116,713

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,438 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$20,670
Unrealized Depreciation:	(6,368)
Net Unrealized Appreciation:	$14,302

Global Atlantic Motif Real EstateTrends Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCKS - 97.7%
	HEALTHCARE SERVICES - 6.9%
16	Addus HomeCare Corp. *	$565
12	Almost Family, Inc. *	644
18	Amedisys, Inc. *	1,007
87	Brookdale Senior Living, Inc. *	922
42	Capital Senior Living Corp. *	527
4	Chemed Corp.	808
38	Ensign Group, Inc. (The)	858
12	LHC Group, Inc. *	851
11	National HealthCare Corp.	688
		6,870
	REAL ESTATE INVESTMENT TRUSTS - 90.8%
39	American Campus Communities, Inc.	1,722
21	American Tower Corp.	2,870
41	Apartment Investment & Management Co.	1,798
16	AvalonBay Communities, Inc.	2,855
53	Bluerock Residential Growth REIT, Inc.	586
18	Boston Properties, Inc.	2,212
63	CBL & Associates Properties, Inc.	529
23	Camden Property Trust	2,103
49	CareTrust REIT, Inc.	933
26	Columbia Property Trust, Inc.	566
15	CoreSite Realty Corp.	1,679
33	Crown Castle International Corp.	3,299
69	CubeSmart	1,791
31	CyrusOne, Inc.	1,827
15	DCT Industrial Trust, Inc.	869
26	Digital Realty Trust, Inc.	3,077
11	Douglas Emmett, Inc.	434
40	Duke Realty Corp.	1,153
37	Education Realty Trust, Inc.	1,330
26	Empire State Realty Trust, Inc.	534
8	Equinix, Inc.	3,571
45	Equity Residential	2,967

10	Essex Property Trust, Inc.	2,540
28	Extra Space Storage, Inc.	2,238
109	GGP, Inc.	2,264
31	Gramercy Property Trust	938
81	Independence Realty Trust, Inc.	824
90	Investors Real Estate Trust	550
6	JBG Smith Properties *	205
15	Kilroy Realty Corp.	1,067
21	LTC Properties, Inc.	987
17	Liverty Property Trust	698
21	Life Storage, Inc.	1,718
20	Macerich Co. (The)	1,099
16	Mack-Cali Realty Corp.	379
23	Mid-America Apartment Communities, Inc.	2,458
28	Monmouth Real Estate Investment Corp.	453
15	National Health Investors, Inc.	1,159
44	National Storage Affiliates Trust	1,067
80	New Senior Investment Group, Inc.	732
81	New York REIT, Inc.	636
32	NexPoint Residential Trust, Inc.	759
44	Omega Healthcare Investors, Inc.	1,404
99	Paramount Group, Inc.	1,584
41	Pennsylvania Real Estate Investment Trust	430
23	Preferred Apartment Communities, Inc.	434
40	Prologis, Inc.	2,539
15	Public Storage	3,210
26	QTS Realty Trust, Inc.	1,361
53	Quality Care Properties, Inc. *	822
22	SBA Communications Corp. *	3,169
42	Sabra Health Care REIT, Inc.	921
31	Senior Housing Properties Trust	606
13	Simon Property Group, Inc.	2,093
14	SL Green Realty Corp.	1,418
31	STAG Industrial, Inc.	852
19	Taubman Centers, Inc.	944
58	UDR, Inc.	2,206
22	Ventas, Inc.	1,433
12	Vornado Realty Trust	923
7	Washington Real Estate Investment Trust	229
30	Welltower, Inc.	2,108
		90,162
	TOTAL COMMON STOCKS (Cost - $100,436)	97,032

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
2,029	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a)(Cost - $2,029)	2,029

	TOTAL INVESTMENTS - 99.8% (Cost - $102,465)(b)	$99,061
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	200
	TOTAL NET ASSETS - 100.0%	$99,261

REIT - Real Estate Investment Trust

*	Non-income producting security.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,465 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$5,390
Unrealized Depreciation:	(8,794)
Net Unrealized Depreciation:	$(3,404)

Global Atlantic Motif Technological Innovations Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCKS - 99.8%
	AUTO MANUFACTURERS - 0.9%
33	Tesla, Inc. *	$1,134

	COMMERCIAL SERVICES - 8.4%
8	Cimpress NV *	781
9	FleetCor Technologies, Inc. *	1,393
14	Global Payments, Inc.	1,330
15	Paylocity Holding Corp. *	732
32	PayPal Holdings, Inc. *	2,049
44	Square, Inc. *	1,268
20	Total System Services, Inc.	1,310
21	Vantiv, Inc. *	1,480
8	WEX, Inc. *	898
		11,241
	COMPUTERS - 3.7%
13	Check Point Software Technologies Ltd. *	1,482
26	Fortinet, Inc. *	932
41	Nutanix, Inc. *	918
30	Teradata Corp. *	1,014
34	VeriFone Systems, Inc. *	690
		5,036
	DIVERSIFIED FINANCIAL SERVICES - 6.7%
18	American Express Co.	1,628
8	Ellie Mae, Inc. *	657
22	Mastercard, Inc.	3,106
34	Visa, Inc.	3,578
		8,969
	ELECTRONICS - 0.7%
50	Gentex Corp.	990

	INTERNET - 39.5%
23	Alibaba Group Holding Ltd. * (ADR)	3,972
4	Alphabet, Inc. *	3,895
4	Amazon.com, Inc. *	3,845
10	Baidu, Inc. * (ADR)	2,477
15	Criteo SA * (ADR)	622
30	Ctrip.com International Ltd. * (ADR)	1,582

43	eBay, Inc. *	1,654
10	Expedia, Inc.	1,439
9	F5 Networks, Inc. *	1,085
26	Facebook, Inc. *	4,443
49	FireEye, Inc. *	822
168	Groupon, Inc. *	874
51	JD.com, Inc. * (ADR)	1,948
43	Match Group, Inc. *	997
13	Netflix, Inc. *	2,358
9	Palo Alto Networks, Inc. *	1,297
1	Priceline Group, Inc. (The) *	1,831
10	Proofpoint, Inc. *	872
11	Shopify, Inc. *	1,281
98	Snap, Inc. *	1,425
5	Stamps.com, Inc. *	1,013
48	Symantec, Corp.	1,575
25	TripAdvisor, Inc. *	1,013
67	Twitter, Inc. *	1,130
93	Vipshop Holdings Ltd. * (ADR)	817
14	Wayfair, Inc. *	944
19	Weibo Corp. * (ADR)	1,880
11	Wix.com Ltd. *	790
38	Yandex NV *	1,252
20	Yelp, Inc. *	866
13	YY, Inc. * (ADR)	1,128
28	Zendesk, Inc. *	815
25	Zillow Group, Inc. *	1,004
		52,946
	REAL ESTATE INVESTMENT TRUSTS - 4.4%
8	CoreSite Realty Corp.	895
17	CyrusOne, Inc.	1,002
12	Digital Realty Trust, Inc.	1,420
4	Equinix, Inc.	1,785
15	QTS Realty Trust, Inc.	785
		5,887
	RETAIL - 1.3%
5	Copart, Inc. *	1,706

	SEMICONDUCTORS - 2.8%
38	QUALCOMM, Inc.	1,970
15	Silicon Motion Technology Corp. (ADR)	720
10	Skyworks Solutions, Inc.	1,019
		3,709

	SOFTWARE - 28.8%
15	2U, Inc. *	841
32	ACI Worldwide, Inc. *	729
31	Activision Blizzard, Inc.	2,000
11	Adobe Systems, Inc. *	1,641
22	Akamai Technologies, Inc. *	1,072
7	athenahealth, Inc. *	871
18	Blackline, Inc. *	614
39	Box, Inc. *	753
15	Citrix Systems, Inc. *	1,152
13	CommVault Systems, Inc. *	790
19	Cornerstone OnDemand, Inc. *	772
20	Cotiviti Holdings, Inc. *	720
13	CyberArk Software, Ltd. *	533
15	Electronic Arts, Inc. *	1,771
75	First Data Corp. *	1,353
10	HubSpot, Inc. *	841
18	InterXion Holding NV *	917
11	Medidata Solutions, Inc. *	859
4	MicroStrategy, Inc. *	511
32	Momo, Inc. * (ADR)	1,003
4	NetEase, Inc. (ADR)	1,055
15	New Relic, Inc. *	747
12	Paycom Software, Inc. *	900
21	RealPage, Inc. *	838
24	salesforce.com, Inc. *	2,242
13	ServiceNow, Inc. *	1,528
18	Splunk, Inc. *	1,196
15	Tableau Software, Inc. *	1,123
14	Take-Two Interactive Software, Inc. *	1,431
25	Twilio, Inc. *	746
5	Ultimate Software Group, Inc. (The) *	948
17	Veeva Systems, Inc. *	959
18	Verint Systems, Inc. *	753
20	VMware, Inc. *	2,184
14	Workday, Inc. *	1,475
218	Zynga, Inc. *	824
		38,692
	TELECOMMNUNICATIONS - 2.6%
8	Arista Networks, Inc. *	1,517
9	LogMeIn, Inc.	991
12	Nice Ltd. (ADR) *	976
		3,484

	TOTAL COMMON STOCKS (Cost - $102,868)	133,794

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
475	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a)(Cost - $475)	475

	TOTAL INVESTMENTS - 100.1% (Cost - $103,343)(b)	$134,269
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(90)
	TOTAL NET ASSETS - 100.0%	$134,179

ADR	- American Depositary Receipt

*	Non-income producing security.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $103,343 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$32,913
Unrealized Depreciation:	(1,987)
Net Unrealized Depreciation:	$30,926

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 30.1%
	EQUITY FUNDS - 30.1%
53,674	iShares MSCI EAFE ETF			$3,675,595
14,616	SPDR S&P 500 ETF Trust			3,671,978
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,957,863)			7,347,573

Principal
Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 3.3%
$15,959	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE2 1 Month LIBOR + 1.275 (b)	2.51	8/25/2032	15,781
31,353	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1 1 Month LIBOR + 0.15 (b)	1.39	4/25/2036	30,748
250,000	Avery Point IV CLO Ltd. 3 Month LIBOR + 1.12 (a)(b)	2.42	1/18/2025	250,656
76,994	Bosphorus CLO II DAC 2A 3 Month Euribor + 0.70 (a)(b)	0.70	10/15/2025	91,055
31,780	Citigroup Mortgage Loan Trust 2007-AMC1 1 Month LIBOR + 0.16 (a)(b)	1.40	12/25/2036	20,930
18,071	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.13 (b)	1.37	12/25/2036	19,013
27,735	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.14 (b)	1.38	6/25/2047	21,769
13,862	CWABS Asset-Backed Certificates Trust 2006-17 1 Month LIBOR + 0.15 (b)	1.39	3/25/2047	12,781
36,442	FBR Securitization Trust 1 Month LIBOR + 0.68 (b)	1.92	10/25/2035	35,536
50,000	Ford Credit Floorplan Master Owner Trust A 1 Month LIBOR + 0.60 (b)	1.83	8/15/2020	50,187
369	Fremont Home Loan Trust 2005-E 1 Month LIBOR + 0.24 (b)	1.48	1/25/2036	369
25,505	GSAMP Trust 2006-HE4 1 Month LIBOR + 0.14 (b)	1.38	6/25/2036	24,726
9,353	Long Beach Mortgage Loan Trust 2004-2 1 Month LIBOR + 1.62 (b)	2.86	6/25/2034	9,036
32,231	Long Beach Mortgage Loan Trust 2005-3 1 Month LIBOR + 0.52 (b)	1.50	8/25/2045	29,546
33,454	Long Beach Mortgage Loan Trust 2006-7 1 Month LIBOR + 0.155 (b)	1.39	8/25/2036	19,693
18,722	RASC Series 2004-KS10 Trust 1 Month LIBOR + 1.725(b)	2.96	11/25/2034	18,412
72,817	SLC Student Loan Trust 2006-2 3 Month LIBOR + 0.10 (b)	1.42	9/15/2026	72,590
37,282	SLM Student Loan Trust 2005-3 3 Month LIBOR + 0.90 (b)	1.40	10/25/2024	37,254
17,932	Soundview Home Loan Trust 2007-WMC1 1 Month LIBOR + 0.11 (b)	1.35	2/25/2037	8,132
8,170	Structured Asset Investment Loan Trust 2004-7 1 Month LIBOR + 1.05 (b)	2.29	8/25/2034	7,883
24,633	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC2 1 Month LIBOR + 0.15 (b)	1.39	9/25/2036	22,181
	TOTAL ASSET BACKED SECURUTIES (Cost - $773,360)			798,278

	CORPORATE BONDS - 10.4%
	AEROSPACE/DEFENSE - 0.2%
50,000	Rockwell Collins, Inc.	3.50	3/15/2027	50,978

	AGRICULTURE - 0.1%
10,000	Reynolds American, Inc.	5.85	8/15/2045	12,236

	AIRLINES - 0.2%
46,488	Spirit Airlines Pass Through Trust 2015-1A	4.10	4/1/2028	48,813

	AUTO MANUFACTURERS - 0.9%
40,000	Ford Motor Credit Co. LLC	3.20	1/15/2021	40,805
20,000	General Motors Financial Co., Inc.	3.20	7/13/2020	20,482
50,000	General Motors Financial Co., Inc.	3.20	7/6/2021	50,879
100,000	Nissan Motor Acceptance Corp. 3 Month LIBOR + 0.89 (a)(b)	2.19	1/13/2022	100,489
				212,655

	BANKS - 4.4%
100,000	Bank of America Corp. 3 Month LIBOR + 1.09 (b)	3.09	10/1/2025	99,879
73,000	Bank of America Corp.	3.30	1/11/2023	74,785
25,000	Bank of America Corp.	4.00	4/1/2024	26,411
50,000	Bank of America Corp.	5.65	5/1/2018	51,142
100,000	Barclays Bank PLC 3 Month LIBOR + 0.46 (b)	1.78	316/18	100,095
50,000	Citigroup, Inc.	2.65	10/26/2020	50,514
50,000	Deutsche Bank AG 3 Month LIBOR + 1.91(b)	3.22	5/10/2019	51,066
200,000	Development Bank of Japan, Inc. (a)	1.63	9/1/2021	194,464
10,000	Goldman Sachs Group, Inc. (The)	3.75	5/22/2025	10,281
15,000	Goldman Sachs Group, Inc. (The)	6.00	6/15/2020	16,464
50,000	HSBC USA, Inc. 3 Month LIBOR + 0.77 (b)	2.08	8/7/2018	50,266
35,000	JPMorgan Chase & Co.	3.13	1/23/2025	35,256
25,000	JPMorgan Chase & Co.	3.88	2/1/2024	26,460
50,000	JPMorgan Chase & Co.	3.90	7/15/2025	52,644
26,000	Morgan Stanley	2.13	4/25/2018	26,074
200,000	UBS Group Funding Switzerland Ltd. (a)	2.65	2/1/2022	199,214
				1,065,015
	COMMERCIAL SERVICES - 0.1%
30,000	S&P Global, Inc.	2.50	8/15/2018	30,205

	COMPUTERS - 0.2%
50,000	Dell International LLC / EMC Corp. (a)	5.45	6/15/2023	54,720

	ELECTRIC - 0.1%
30,000	Duke Energy Corp.	3.05	8/15/2022	30,569

	ENVIRONMENTAL CONTROL - 0.1%
25,000	Republic Services, Inc.	3.55	6/1/2022	26,064

	MEDIA - 0.4%
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital (a)	3.75	2/15/2028	97,855

	PHARMACEUTICALS - 1.0%
50,000	AbbVie, Inc.	2.85	5/14/2023	50,389
100,000	Shire Acquisitions Investments Ireland DAC	1.90	9/23/2019	99,802
100,000	Shire Acquisitions Investments Ireland DAC	2.40	9/23/2021	99,650
				249,841
	PIPELINES - 0.6%
23,000	Energy Transfer LP / Regency Energy Finance Corp.	4.50	11/1/2023	24,102
20,000	Kinder Morgan Finance Co. LLC (a)	6.00	1/15/2018	20,222
100,000	Sabine Pass Liquefaction LLC	5.75	5/15/2024	111,247
				155,571
	REGIONAL - 0.8%
200,000	Japan Finance Organization for Municipalities (a)	2.13	10/25/2023	194,154

	REAL ESTATE INVESTMENT TRUSTS - 0.7%
100,000	American Tower Corp.	2.25	1/15/2022	98,378
25,000	Digital Realty Trust LP	3.95	7/1/2022	26,360
30,000	Duke Realty LP	3.88	2/15/2021	31,285
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	10,246
				166,269
	TELECOMMUNICATIONS - 0.6%
100,000	AT&T, Inc. 3 Month LIBOR + 0.65(b)	1.95	1/15/2020	100,480
30,000	AT&T, Inc.	2.80	2/17/2021	30,357
				130,837

	TOTAL CORPORATE BONDS (Cost - $2,500,681)			2,525,782

	MUNICIPAL BOND - 0.1%
30,000	City of Chicago IL (Cost - $30,352)	7.75	1/1/2042	32,474

	MORTGAGE BACKED SECURITIES - 23.7%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.7%
300,000	Fannie Mae TBA +	3.00	5/25/2047	300,844
1,300,000	Fannie Mae TBA +	3.50	11/1/2046	1,335,547
3,000,000	Fannie Mae TBA +	3.50	12/25/2046	3,092,344
800,000	Fannie Mae TBA +	4.00	10/1/2044	842,312
200,000	Fannie Mae TBA +	4.50	12/25/2045	214,594
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $5,795,625)			5,785,641

	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
	AGENCY COLLATERAL - 1.5%
39,217	Government National Mortgage Association 1 Month LIBOR + 0.50 (b)	1.73	3/20/2065	39,182
86,948	Government National Mortgage Association 1 Month LIBOR + 0.60 (b)	1.83	5/20/2065	86,785
90,049	Government National Mortgage Association 1Month LIBOR + 0.62 (b)	1.85	8/20/2065	89,970
55,310	Government National Mortgage Association 1 Month LIBOR + 0.70(b)	1.93	10/20/2065	55,411
88,313	Government National Mortgage Association 1 Month LIBOR + 1.00 (b)	2.23	12/20/2065	89,976
				361,324
	WHOLE LOAN COLLATERAL - 1.6%
28,571	Alternative Loan Trust 2005-J12 1 Month LIBOR + 0.27 (b)	1.51	8/25/2035	17,827
20,558	Alternative Loan Trust 2006-OA9 1 Month LIBOR + 0.21 (b)	1.45	7/20/2046	15,613
35,215	American Home Mortgage Assets Trust 2006-2 1 Month LIBOR + 0.19 (b)	1.43	9/25/2046	30,138
16,950	Bear Stearns ALT-A Trust 2005-8 (b)	3.39	10/25/2035	16,217
15,733	Bear Stearns ARM Trust 2005-5 1 Year CMT + 2.05 (b)	3.28	8/25/2035	15,704
20,442	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 1 Month LIBOR + 0.25 (a,b)	1.49	8/25/2035	18,792
20,121	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 1 Month LIBOR + 0.46 (a,b)	1.79	10/25/2035	18,679
24,575	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	24,518
38,875	Great Hall Mortgages No. 1 PLC 3 Month LIBOR + 0.13 (a,b)	1.45	6/18/2039	36,291
29,319	GreenPoint Mortgage Funding Trust 2006-AR2 12 Month Treasury Average + 2.00 (b)	2.89	3/25/2036	28,139
20,299	GSR Mortgage Loan Trust 2005-AR6 (b)	3.20	9/25/2035	20,625
14,450	Impac CMB Trust Series 2005-8 1 Month LIBOR + 0.70 (b)	1.94	2/25/2036	13,649
21,158	IndyMac INDX Mortgage Loan Trust 2006-AR4 1 Month LIBOR + 0.21 (b)	1.45	5/25/2046	20,215
4,565	JP Morgan Mortgage Trust 2006-S2	5.88	6/25/2021	4,480
5,713	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1 Month LIBOR + 0.25 (b)	1.49	11/25/2035	5,650
17,943	MortgageIT Trust 2005-4 1 Month LIBOR + 0.28 (b)	1.52	10/25/2035	17,052
21,604	RALI Series 2005-QR1 Trust	6.00	10/25/2034	22,442
15,527	Reperforming Loan REMIC Trust 2006-R1 1 Month LIBOR + 0.34 (a,b)	1.58	1/25/2036	14,230
9,748	Structured Adjustable Rate Mortgage Loan Trust (b)	3.44	9/25/2034	9,819
10,637	Structured Adjustable Rate Mortgage Loan Trust (b)	3.45	2/25/2034	10,754
19,164	Structured Adjustable Rate Mortgage Loan Trust 1 Month LIBOR + 0.30 (b)	1.54	10/25/2035	18,757
23,126	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	2.80	4/25/2037	20,594
				400,185

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $751,374)			761,509

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
120,661	Freddie Mac Multifamily Structured Pass Through Certificates 1 Month LIBOR + 0.70 (b)	1.94	9/25/2022	121,139
53,898	RFTI 2015-FL1 Issuer Ltd. 1 Month LIBOR + 1.75 (a,b)	2.98	8/15/2030	53,958
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $174,384)			175,097

	U.S. TREASURY SECURITIES - 39.5%
100,000	United States Treasury Inflation Indexed Bond	2.38	1/15/2027	141,749
100,000	United States Treasury Inflation Indexed Bond	3.63	4/15/2028	197,882
200,000	United States Treasury Inflation Indexed Note	0.13	7/15/2022	213,684
100,000	United States Treasury Inflation Indexed Note	0.38	1/15/2027	100,007
200,000	United States Treasury Inflation Indexed Note	0.38	7/15/2027	198,006
150,000	United States Treasury Inflation Indexed Note	0.63	1/15/2026	156,451
100,000	United States Treasury Bond	2.88	11/15/2046	100,355
500,000	United States Treasury Bond	3.00	5/15/2045	514,844
120,000	United States Treasury Bond	3.00	5/15/2047	123,478
230,000	United States Treasury Bond	4.25	5/15/2039	287,725
350,000	United States Treasury Bond	4.38	11/15/2039	445,348
100,000	United States Treasury Bond	4.50	8/15/2039	129,293
700,000	United States Treasury Note	1.13	8/31/2021	682,281
300,000	United States Treasury Note	1.25	4/30/2019	299,133
400,000	United States Treasury Note	1.50	8/15/2026	374,547
100,000	United States Treasury Note	1.63	5/15/2026	94,852
1,200,000	United States Treasury Note	1.88	3/31/2022	1,199,625
500,000	United States Treasury Note	1.88	4/30/2022	499,551
100,000	United States Treasury Note	1.88	7/31/2022	99,781
100,000	United States Treasury Note	2.00	12/31/2021	100,621
500,000	United States Treasury Note	2.00	11/15/2026	487,246
350,000	United States Treasury Note	2.25	2/15/2027	347,881
2,100,000	United States Treasury Note	2.25	8/15/2027	2,085,726
500,000	United States Treasury Note	2.38	5/15/2027	502,070
200,000	United States Treasury Note	2.50	8/15/2023	205,156
100,000	United States Treasury Strip Principal	0.00	2/15/2043	47,917
	TOTAL U.S. TREASURY SECURITIES (Cost - $9,686,730)			9,635,209

Contracts		Counterparty	Notional Value
	PURCHASED OPTIONS ON INDICES - 0.5%
22	S&P 500 Index, June 2018, Put @ $1,700	Morgan Stanley	3,740,000	14,410
22	S&P 500 Index, June 2018, Put @ $1,925	Morgan Stanley	4,235,000	32,120
22	S&P 500 Index, June 2018, Put @ $2,175	Morgan Stanley	4,785,000	74,910
	TOTAL PURCHASED OPTIONS ON INDICES (Cost - $255,304)			121,440

	PURCHASED OPTIONS ON FUTURES - 0.0%
21	Euro Future, March 2018, Put @ $98.25	Morgan Stanley	5,158,125	1,181
1	US 5YR Future, December 2017, Put @ $105	Morgan Stanley	105,000	8
1	US 5YR Future, December 2017, Put @ $106.5	Morgan Stanley	106,500	8
1	US 5YR Future, December 2017, Put @ $108	Morgan Stanley	108,000	8
3	US 5YR Future, December 2017, Put @ $112	Morgan Stanley	336,000	23
3	US 5YR Future, January 2018, Put @ $108	Morgan Stanley	324,000	23
1	US 10YR Future, December 2017, Put @ $108	Morgan Stanley	108,000	8
4	US 10YR Future, December 2017, Put @ $107.5	Morgan Stanley	430,000	31
4	US 10YR Future, January 2018, Put @ $108	Morgan Stanley	432,000	31
	TOTAL PURCHASED OPTIONS ON FUTURES (Cost - $2,049)			1,321

Shares
	SHORT-TERM INVESTMENTS - 8.4%
	MONEY MARKET FUND - 2.2%
543,972	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 0.87% (c)			543,972

Principal
Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS - 6.2%
$200,000	United States Treasury Bill	0.94	11/16/2017	199,759
300,000	United States Treasury Bill	0.98	11/30/2017	299,509
1,000,000	United States Treasury Bill	1.04	1/4/2018	997,262
				1,496,530

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,040,502)			2,040,502

	TOTAL INVESTMENTS - 119.8% (Cost - $27,968,223)(d)			$29,224,826
	OTHER ASSETS LESS LIABILITIES - NET - (19.8)%			(4,837,828)
	TOTAL NET ASSETS - 100.0%			$24,386,998

TBA	- To Be Announced Security

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2017, these securities amounted to $1,365,709 or 5.6% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

(c)	Money market rate shown represents the rate at September 30, 2017.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,044,010 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,496,320
Unrealized Depreciation:	(315,504)
Net Unrealized Appreciation:	$1,180,816

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

SHORT FUTURES CONTRACTS

	Number of				Unrealized Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
90 Day Euro Future	4	3/31/2018	Morgan Stanley	$984,100	$1,085
90 Day Euro Future	2	6/30/2018	Morgan Stanley	491,500	1,063
90 Day Euro Future	15	6/30/2019	Morgan Stanley	3,676,687	(11,378)
90 Day Euro Future	11	12/31/2019	Morgan Stanley	2,693,487	(9,466)
Euro-Bund Future	1	12/31/2017	Morgan Stanley	161,010	1,919
Euro-Oat Future	2	12/31/2017	Morgan Stanley	310,280	1,749
					(15,028)
LONG FUTURES CONTRACTS
S&P 500 E-Mini Future	87	12/31/2017	Credit Suisse	10,944,600	194,941
US 10 Year Future	9	12/31/2017	Morgan Stanley	1,127,812	(5,695)
US 5 Year Note (CBT)	14	12/31/2017	Morgan Stanley	1,645,000	(11,484)
					177,762
TOTAL NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$162,734

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

INTEREST RATE FLOORS

						Premiums	Unrealized
		Buy/Sell to		Expiration	Notional	Paid/	Appreciation/
Counterparty	Index	Open	Exercise Rate	Date	Amount	(Received)	(Depreciation)
Barclays Bank PLC	USD-ISDA FIX3-Swap	Sell	0.04	11/28/2017	$6,800,000	$—	$3,536
Barclays Bank PLC	USD-ISDA FIX3-Swap	Buy	0.15	11/28/2017	3,400,000	—	(3,038)
							$498

INTEREST RATE SWAPS

						Unrealized
		Pay/Receive		Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)
Goldman Sachs & Co.	3 Month USD - LIBOR	Receive	1.25%	6/15/2018	$300,000	$2,598
Goldman Sachs & Co.	3 Month USD - LIBOR	Receive	1.25%	6/21/2021	300,000	(1,899)
Goldman Sachs & Co.	3 Month USD - LIBOR	Receive	1.50%	6/21/2027	800,000	6,304
Goldman Sachs & Co.	3 Month GBP - LIBOR	Receive	1.50%	3/21/2028	300,000	11,447
Goldman Sachs & Co.	3 Month USD - LIBOR	Receive	2.00%	12/16/2020	100,000	1,374
Goldman Sachs & Co.	6 Month EUR - EURIBOR	Pay	2.05%	2/3/2037	200,000	(2,577)
Goldman Sachs & Co.	6 Month GBP - LIBOR	Receive	2.05%	2/1/2037	200,000	(1,638)
Goldman Sachs & Co.	3 Month USD - LIBOR	Receive	2.25%	12/21/2046	200,000	28,087
Goldman Sachs & Co.	3 Month USD - LIBOR	Receive	2.50%	12/20/2027	2,600,000	54,987
Goldman Sachs & Co.	3 Month USD - LIBOR	Receive	2.50%	6/15/2046	100,000	4,997
						$103,680

CREDIT DEFAULT SWAPS

						Premiums	Unrealized
		Fixed Rate	Fixed Rate	Expiration	Notional	Paid/	Appreciation/
Counterparty	Index	Received	Paid	Date	Amount	(Received)	(Depreciation)
Goldman Sachs & Co.	North American Investment Grade CDX Index	1.00%	—	6/20/2022	$5,100,000	$—	$2,829
Goldman Sachs & Co.	North American High Yield CDX Index	5.00%	—	6/20/2022	400,000	—	12,457
							$15,286

INTEREST RATE SWAPTION WRITTEN

					Unrealized
			Expiration	Notional	Appreciation/
Counterparty	Index	Exercise Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	Call - 30 Year USD Interest Rate Swap	2.52	10/25/2047	$200,000	$1,362

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
10/3/2017	Barclays Bank PLC	$95,000	EUR	$113,088	$112,328	$(760)
10/3/2017	Barclays Bank PLC	11,000	GBP	14,915	14,760	(155)
11/15/2017	Barclays Bank PLC	30,500,000	JPY	279,326	271,546	(7,780)
						(8,695)

To Sell:
10/3/2017	Barclays Bank PLC	$9,000	GBP	$11,855	$12,076	$(221)
11/15/2017	Barclays Bank PLC	6,000,000	JPY	53,626	53,419	207
11/15/2017	Barclays Bank PLC	8,300,000	JPY	73,740	73,896	(156)
12/4/2017	Barclays Bank PLC	316,330,200	KRW	279,946	276,416	3,530
12/15/2017	Barclays Bank PLC	27,000	MXN	1,474	1,468	6
						3,366

Net unrealized depreciation on forward foreign currency contracts						$(5,329)

Global Atlantic Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 17.1%
	DEBT FUNDS - 4.7%
52,738	iShares 1-3 Year Credit Bond ETF	$5,555,948

	EQUITY FUNDS - 12.4%
40,324	iShares Core MSCI Emerging Markets ETF	2,178,302
82,395	iShares MSCI EAFE Value ETF	4,498,767
35,562	iShares Russell 1000 Growth ETF	4,447,384
23,265	iShares Russell 2000 ETF	3,447,408
		14,571,861
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,393,926)	20,127,809

	VARIABLE INSURANCE TRUSTS - 78.1%
	DEBT FUND - 19.0%
1,691,136	MFS Research Bond Series - Initial Class	22,221,530

	EQUITY FUNDS - 59.1%
154,791	American Century VP Mid Cap Value - Investor Class	3,369,804
1,047,061	American Century VP Value Fund - Class I	11,287,319
141,325	Invesco VI International Growth Fund - Class I	5,466,452
315,129	MFS Growth Series - Initial Class	14,464,423
88,458	MFS VIT II Blended Research Core Equity Portfolio - Initial Class	4,491,919
460,344	MFS VIT II International Value Portfolio - Initial Class	12,263,557
372,712	MFS VIT Mid Cap Growth Series - Initial Class	3,369,312
580,758	Putnam VT Equity Income - Class IA	14,693,190
		69,405,976
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $82,081,117)	91,627,506

	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%
5,666,802	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a)(Cost - $5,666,802)	5,666,802

	TOTAL INVESTMENTS - 100.0% (Cost - $106,141,844)(b)	$117,422,117
	OTHER ASSETS LESS LIABILITIES -NET - (0.0)% *	(19,810)
	TOTAL NET ASSETS - 100.0%	$117,402,307

*	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $106,661,695 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,099,299
Unrealized Depreciation:	(338,877)
Net Unrealized Appreciation:	$10,760,422

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCKS - 62.0%
	AEROSPACE/DEFENSE - 2.1%
13,394	Boeing Co. (The)	$3,404,889
10,111	General Dynamics Corp.	2,078,619
10,282	Lockheed Martin Corp.	3,190,402
3,800	Northrop Grumman Corp.	1,093,336
		9,767,246
	AGRICULTURE - 1.1%
47,325	Altria Group, Inc.	3,001,351
34,641	British American Tobacco PLC - ADR	2,163,330
		5,164,681
	AIRLINES - 0.2%
23,991	Spirit Airlines, Inc. *	801,539

	APPAREL - 0.4%
39,980	NIKE, Inc.	2,072,963

	AUTO MANUFACTURERS - 0.3%
4,128	PACCAR, Inc.	298,620
3,466	Tesla, Inc. *	1,182,253
		1,480,873
	BANKS - 4.1%
298,070	Bank of America Corp.	7,553,094
26,124	Capital One Financial Corp.	2,211,658
47,530	Citigroup, Inc.	3,457,332
2,169	Goldman Sachs Group, Inc. (The)	514,465
109,030	Huntington Bancshares, Inc.	1,522,059
4,179	Northern Trust Corp.	384,175
26,752	PNC Financial Services Group, Inc. (The)	3,605,367
		19,248,150
	BEVERAGES - 2.0%
7,609	Anheuser-Busch InBev SA/NV - ADR	907,754
10,741	Constellation Brands, Inc.	2,142,292
46,479	Monster Beverage Corp. *	2,567,965
33,217	PepsiCo, Inc.	3,701,370
		9,319,381
	BIOTECHNOLOGY - 0.8%
13,602	Aduro Biotech, Inc. *	144,861
12,513	Alder Biopharmaceuticals, Inc. *	153,284
1,621	Alnylam Pharmaceuticals, Inc. *	190,451
284	Biogen, Inc. *	88,926
7,396	Biohaven Pharmaceutical Holding Co. Ltd. *	276,462
1,533	BlueBird Bio, Inc. *	210,558
8,905	Celgene Corp. *	1,298,527
6,851	Dermira, Inc. *	184,977
13,000	GlycoMimetics, Inc. *	181,870
2,934	Incyte Corp. *	342,515
13,563	Karyopharm Therapeutics, Inc. *	148,922
3,500	Loxo Oncology, Inc. *	322,420
10,854	Otonomy, Inc. *	35,275
484	Regeneron Pharmaceuticals, Inc. *	216,406
10,622	Syndax Pharmaceuticals, Inc. *	124,277
		3,919,731
	BUILDING MATERIALS - 0.2%
2,406	CRH PLC - ADR	91,091
2,526	Martin Marietta Materials, Inc.	520,937
3,544	Vulcan Materials Co.	423,862
		1,035,890

	CHEMICALS - 1.4%
8,312	Cabot Corp.	463,810
10,302	Celanese Corp.	1,074,190
28,598	DowDuPont, Inc.	1,979,840
3,760	Monsanto Co.	450,523
14,872	PPG Industries, Inc.	1,615,992
3,347	Praxair, Inc.	467,710
4,613	Westlake Chemical Corp.	383,294
		6,435,359
	COMMERCIAL SERVICES - 1.6%
4,217	Equifax, Inc.	446,960
6,423	FleetCor Technologies, Inc. *	994,088
23,400	Global Payments, Inc.	2,223,702
11,847	IHS Markit Ltd. *	522,216
22,796	PayPal Holdings, Inc. *	1,459,628
4,274	Total System Services, Inc.	279,947
18,419	TransUnion *	870,482
7,671	WEX, Inc. *	860,840
		7,657,863
	COMPUTERS - 2.5%
3,940	Accenture PLC - Cl. A	532,176
57,445	Apple, Inc.	8,853,423
4,540	Cognizant Technology Solutions Corp. - Cl. A	329,332
24,603	Genpact Ltd.	707,336
25,869	NetApp, Inc.	1,132,027
		11,554,294
	COSMETICS/PERSONAL CARE - 0.5%
132,030	Coty, Inc.	2,182,456

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
3,242	Alliance Data Systems Corp.	718,265
26,062	American Express Co.	2,357,569
8,293	Financial Engines, Inc.	288,182
15,201	Intercontinental Exchange, Inc.	1,044,309
4,651	Legg Mason, Inc.	182,831
19,605	TD Ameritrade Holding Corp.	956,724
37,438	Visa, Inc. - Cl. A	3,939,975
16,354	WisdomTree Investments, Inc.	166,484
		9,654,339
	ELECTRIC - 2.3%
31,409	Avangrid, Inc.	1,489,415
23,217	Edison International	1,791,656
3,945	Eversource Energy	238,436
26,302	Exelon Corp.	990,796
20,863	NextEra Energy, Inc.	3,057,473
30,196	NRG Energy, Inc.	772,716
32,457	PG&E Corp.	2,209,997
		10,550,489
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
30,599	AMETEK, Inc.	2,020,758

	ELECTRONICS - 0.6%
26,645	Flex Ltd. *	441,508
31,446	Fortive Corp.	2,226,062
		2,667,570
	ENTERTAINMENT - 0.0% **
5,663	Cinemark Holdings, Inc.	205,057

	FOOD - 1.6%
16,830	Blue Buffalo Pet Products, Inc. *	477,130
17,370	Campbell Soup Co.	813,263
9,343	Fresh Del Monte Produce, Inc.	424,733
128,843	Hostess Brands, Inc. *	1,759,995
28,135	Post Holdings, Inc. *	2,483,476
52,890	Simply Good Foods Co. (The) *	619,342
14,150	Sysco Corp.	763,392
		7,341,331
	FOREST PRODUCTS & PAPER - 0.3%
25,739	International Paper Co.	1,462,490

	GAS - 0.5%
14,214	Sempra Energy	1,622,244
13,320	UGI Corp.	624,175
		2,246,419
	HEALTHCARE-PRODUCTS - 2.7%
25,365	Abbott Laboratories	1,353,476
18,052	Baxter International, Inc.	1,132,763
6,888	Becton Dickinson and Co.	1,349,704
81,498	Boston Scientific Corp. *	2,377,297
12,290	ConforMIS, Inc. *	43,261
47,379	Medtronic PLC	3,684,665
10,465	Stryker Corp.	1,486,239
7,432	Thermo Fisher Scientific, Inc.	1,406,134
		12,833,539
	HEALTHCARE-SERVICES - 1.6%
19,348	Brookdale Senior Living, Inc. *	205,089
9,630	Cigna Corp.	1,800,232
11,542	HCA Healthcare, Inc. *	918,628
22,742	UnitedHealth Group, Inc.	4,454,021
		7,377,970
	HOME BUILDERS - 0.0% **
2,500	Installed Building Products, Inc. *	162,000

	INSURANCE - 2.9%
10,710	Allstate Corp. (The)	984,356
42,862	American International Group, Inc.	2,631,298
45,909	Assured Guaranty Ltd.	1,733,065
10,842	Athene Holding Ltd. *	583,733
20,819	Hartford Financial Services Group, Inc. (The)	1,153,997
31,765	Marsh & McLennan Cos., Inc.	2,662,225
32,257	MetLife, Inc.	1,675,751
7,287	Prudential Financial, Inc.	774,754
38,698	XL Group Ltd.	1,526,636
		13,725,815
	INTERNET - 5.5%
6,674	Alphabet, Inc. - Cl. A *	6,498,607
4,098	Amazon.com, Inc. *	3,939,612
11,963	Blucora, Inc. *	302,664
72,221	eBay, Inc. *	2,777,620
11,081	Expedia, Inc.	1,594,999
44,435	Facebook, Inc. - Cl. A *	7,592,608
7,365	Netflix, Inc. *	1,335,643
27,135	Wayfair, Inc. *	1,828,899
		25,870,652
IRON/STEEL - 0.1%
6,915	Steel Dynamics, Inc.	238,360

	LODGING - 0.3%
10,858	Hilton Worldwide Holdings, Inc.	754,089
4,203	Wynn Resorts Ltd.	625,911
		1,380,000
	MACHINERY-CONTRUCTION & MINING - 0.1%
2,474	Caterpillar, Inc.	308,533

	MACHINERY-DIVERSIFIED - 0.2%
4,559	AGCO Corp.	336,317
5,558	Deere & Co.	698,029
		1,034,346
	MEDIA - 2.0%
7,508	Charter Communications, Inc. *	2,728,557
101,346	Comcast Corp.	3,899,794
1,800	FactSet Research Systems, Inc.	324,198
13,708	Liberty Media Corp-Liberty Formula One *	522,138
12,435	New York Times Co. (The)	243,726
839	Scripps Networks Interactive, Inc.	72,062
25,555	Twenty-First Century Fox, Inc.	674,141
39,983	Viacom, Inc.	1,113,127
		9,577,743
	MINING - 0.1%
5,427	Alcoa Corp. *	253,007

	MISCELLANEOUS MANUFACTURING - 2.1%
27,088	Eaton Corp. PLC	2,080,088
121,590	General Electric Co.	2,940,046
15,590	Illinois Tool Works, Inc.	2,306,696
33,682	Pentair PLC	2,289,029
		9,615,859
	OIL & GAS - 2.8%
7,404	Andeavor	763,723
20,774	Antero Resources Corp. *	413,403
17,201	BP PLC - ADR	661,034
18,400	Chevron Corp.	2,162,000
11,136	Diamondback Energy, Inc. *	1,090,883
55,356	Extraction Oil & Gas, Inc. *	851,929
3,390	Exxon Mobil Corp.	277,912
12,624	Marathon Petroleum Corp.	707,954
91,754	Newfield Exploration Co. *	2,722,341
25,481	Parsley Energy, Inc. *	671,170
8,951	PDC Energy, Inc. *	438,868
2,123	Pioneer Natural Resources Co.	313,227
84,553	QEP Resources, Inc. *	724,619
5,986	RSP Permian, Inc. *	207,056
19,714	Suncor Energy, Inc.	690,581
28,887	WPX Energy, Inc. *	332,200
		13,028,900
	OIL & GAS SERVICES - 0.1%
19,416	Helix Energy Solutions Group, Inc. *	143,484
19,850	Tesco Corp. *	108,182
		251,666
	PACKAGING & CONTAINERS - 0.5%
19,300	Ardagh Group SA	413,213
38,623	Ball Corp.	1,595,130
10,524	Owens-Illinois, Inc. *	264,784
		2,273,127

	PHARMACEUTICALS - 3.7%
4,933	Aerie Pharmaceuticals, Inc. *	239,744
11,642	Allergan PLC	2,386,028
35,739	AstraZeneca PLC - ADR	1,210,837
56,708	Bristol-Myers Squibb Co.	3,614,568
3,100	Calithera Biosciences, Inc. *	48,825
20,661	Cardinal Health, Inc.	1,382,634
14,304	Coherus Biosciences, Inc. *	190,958
27,375	Eli Lilly & Co.	2,341,658
7,228	Herbalife Ltd. *	490,275
14,966	Ironwood Pharmaceuticals, Inc. - Cl. A *	236,014
1,400	Jounce Therapeutics, Inc. *	21,812
8,357	Kala Pharmaceuticals, Inc. *	190,874
14,321	McKesson Corp.	2,199,849
36,952	Mylan NV *	1,159,184
7,080	MyoKardia, Inc. *	303,378
9,281	Ra Pharmaceuticals, Inc. *	135,503
7,831	Revance Therapeutics, Inc. *	215,744
2,580	TESARO, Inc. *	333,078
38,165	Teva Pharmaceutical Industries Ltd. - ADR	671,704
15,851	Trevena, Inc. *	40,420
		17,413,087
	PIPELINES - 0.5%
77,380	Kinder Morgan, Inc.	1,484,148
7,371	ONEOK, Inc.	408,427
12,060	TransCanada Corp.	596,126
		2,488,701
	REAL ESTATE INVESTMENT TRUSTS - 2.1%
10,559	Alexandria Real Estate Equities, Inc.	1,256,204
22,126	American Tower Corp.	3,024,182
20,422	Apartment Investment & Management Co.	895,709
2,438	Equinix, Inc.	1,088,079
46,909	Invitation Homes, Inc.	1,062,489
10,956	Outfront Media, Inc.	275,872
16,559	Prologis, Inc.	1,050,834
6,303	Simon Property Group, Inc.	1,014,846
		9,668,215
	RETAIL - 1.8%
10,101	Advance Auto Parts, Inc.	1,002,019
11,493	Coach, Inc.	462,938
9,892	Costco Wholesale Corp.	1,625,157
5,688	L Brands, Inc.	236,678
17,689	McDonald’s Corp.	2,771,513
4,735	O’Reilly Automotive, Inc. *	1,019,777
8,207	TJX Cos., Inc. (The)	605,102
1,985	Ulta Beauty, Inc. *	448,729
2,016	Wingstop, Inc.	67,032
		8,238,945
	SEMICONDUCTORS - 3.0%
96,496	Advanced Micro Devices, Inc. *	1,230,324
12,600	Applied Materials, Inc.	656,334
2,065	Broadcom Ltd.	500,845
5,000	KLA-Tencor Corp.	530,000
20,812	Microchip Technology, Inc.	1,868,501
67,263	Micron Technology, Inc. *	2,645,454
12,553	NVIDIA Corp.	2,244,100
44,840	QUALCOMM, Inc.	2,324,506
21,700	Texas Instruments, Inc.	1,945,188
		13,945,252

	SOFTWARE - 2.5%
7,383	Adobe Systems, Inc. *	1,101,396
14,710	Atlassian Corp PLC *	517,057
5,855	Autodesk, Inc. *	657,282
1,200	Dun & Bradstreet Corp. (The)	139,692
6,126	Guidewire Software, Inc. *	476,970
7,560	HubSpot, Inc. *	635,418
51,168	Microsoft Corp.	3,811,504
13,019	Salesforce.com, Inc. *	1,216,235
12,000	ServiceNow, Inc. *	1,410,360
3,587	Splunk, Inc. *	238,284
8,616	SS&C Technologies Holdings, Inc.	345,932
10,292	Workday, Inc. *	1,084,674
		11,634,804
	TELECOMMUNICATIONS - 1.4%
9,712	Arista Networks, Inc. *	1,841,492
94,808	Verizon Communications, Inc.	4,692,048
		6,533,540
	TEXTILES - 0.3%
5,502	Mohawk Industries, Inc. *	1,361,800

	TRANSPORTATION - 0.7%
5,090	FedEx Corp.	1,148,202
3,267	JB Hunt Transport Services, Inc.	362,898
2,887	Kirby Corp. *	190,398
10,920	Knight-Swift Transportation Holdings, Inc.	453,726
5,693	Norfolk Southern Corp.	752,842
5,925	Schneider National, Inc.	149,903
		3,057,969

	TOTAL COMMON STOCKS (Cost - $236,576,897)	289,062,709

	PREFERRED STOCK - 0.0% **
3,000	Verizon Communications, Inc. * (Cost - $75,000)	81,570

	EXCHANGE TRADED FUND - 0.3%
	EQUITY FUND - 0.3%
6,251	SPDR S&P 500 ETF Trust (Cost - $1,147,001)	1,570,439

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 3.9%
$100,000	Ally Master Owner Trust	1.600	10/15/2019	100,003
4,122	AmeriCredit Automobile Receivables Trust 2014-1	1.680	7/8/2019	4,122
120,000	AmeriCredit Automobile Receivables Trust 2014-1	2.150	3/9/2020	120,198
60,061	AmeriCredit Automobile Receivables Trust 2014-2	1.600	7/8/2019	60,065
78,917	AmeriCredit Automobile Receivables Trust 2017-1	1.510	5/18/2020	78,880
110,000	AmeriCredit Automobile Receivables Trust 2017-2	1.650	9/18/2020	109,980
250,000	Apidos CLO XXI 3 Month LIBOR + 1.43 (a) ^	2.597	7/18/2027	252,084
350,000	Apidos CLO XXII 3 Month LIBOR + 2.05 (a) ^	3.357	10/20/2027	351,845
100,000	ARI Fleet Lease Trust 2017-A (a)	1.910	4/15/2026	100,030
345,000	Atlas Senior Loan Fund Ltd 3 Month LIBOR + 1.30 (a) ^	2.607	1/16/2030	345,377
300,000	Atrium XII 3 Month LIBOR + 2.25(a) ^	3.562	10/22/2026	300,566
320,000	Avery Point IV CLO Ltd 3 Month LIBOR + 1.60 (a) ^	2.756	4/25/2026	320,729
285,053	Babson CLO Ltd 2013-I 3 Month LIBOR + 1.10 (a) ^	2.407	4/20/2025	285,651
270,000	Babson CLO Ltd 2015-I 3 Month LIBOR + 1.43 (a) ^	2.737	4/20/2027	270,442
300,000	Ballyrock CLO 2016-1 Ltd 3 Month LIBOR + 1.59 (a) ^	2.894	10/15/2028	303,457
295,000	Bayview Koitere Fund Trust 2017-RT4 (a) ^	3.500	7/28/2057	302,698
180,778	Bayview Opportunity Master Fund IVa Trust 2017-SPL1 (a) ^	4.000	10/28/2064	186,448
138,207	Bayview Opportunity Master Fund IVb Trust 2017-SPL3 (a) ^	4.000	11/28/2053	141,689
144,528	Bayview Opportunity Master Fund IVb Trust 2017-SPL4 (a) ^	3.500	1/25/2055	145,071
194,856	Bayview Opportunity Master Fund IVa Trust 2017-SPL5 (a) ^	3.500	6/28/2057	193,302
325,000	BlueMountain CLO 2015-3 Ltd 3 Month LIBOR + 1.48 (a) ^	2.787	10/20/2027	325,647
54,989	Capital Auto Receivables Asset Trust 2015-3	1.720	1/22/2019	55,000
385,000	CARDS II Trust 1 Month LIBOR + 0.70 (a) ^	1.934	7/15/2021	386,490
495,000	Carlyle Global Market Strategies CLO 2014-5 Ltd (a) ^	2.444	10/16/2025	496,653
225,000	CarMax Auto Owner Trust 2013-4	1.710	7/15/2019	225,066
100,000	CarMax Auto Owner Trust 2013-4	1.950	9/16/2019	100,123
250,000	Cent CLO 20 Ltd 3 Month LIBOR + 1.10 (a) ^	2.414	1/25/2026	250,987
250,000	Cent CLO 21 Ltd 3 Month LIBOR + 1.21 (a) ^	2.380	7/27/2026	250,845

364,039	Chesapeake Funding II LLC 1 Month LIBOR 1.00 (a) ^	2.234	6/15/2028	366,146
255,000	Chesapeake Funding II LLC 1 Month LIBOR + 0.45 (a) ^	2.035	7/15/2029	255,620
245,000	Chesapeake Funding II LLC (a)	1.910	8/15/2029	244,515
14,707	Chrysler Capital Auto Receivables Trust 2013-A (a)	1.830	3/15/2019	14,708
32,923	Chrysler Capital Auto Receivables Trust 2013-B (a)	1.780	6/17/2019	32,925
223,002	Chrysler Capital Auto Receivables Trust 2014-B (a)	1.760	12/16/2019	223,133
90,000	Chrysler Capital Auto Receivables Trust 2015-A (a)	1.550	2/18/2020	89,995
360,000	CIFC Funding 2014 Ltd 3 Month LIBOR + 1.60 (a) ^	2.904	4/18/2025	360,540
350,000	CIFC Funding 2014-II Ltd 3 Month LIBOR + 1.20 (a) ^	2.517	5/24/2026	351,747
185,000	CNH Equipment Trust 2013-D	1.750	4/15/2021	185,036
204,196	CNH Equipment Trust 2015-C	1.660	11/16/2020	204,267
405,000	CSMC 17-LSTK A	2.761	4/5/2033	406,912
73,125	DB Master Finance LLC 2015-1 (a)	3.262	2/20/2045	73,227
45,841	Drive Auto Receivables Trust 2017-A (a)	1.480	3/15/2019	45,835
265,000	Dryden 41 Senior Loan Fund 3 Month LIBOR + 2.15 (a) ^	3.454	1/15/2028	265,475
160,000	Enterprise Fleet Financing LLC (a)	1.970	1/20/2023	160,050
450,000	Evergreen Credit Card Trust Series 2016-1 1 Month LIBOR + 0.72 (a) ^	1.954	4/15/2020	451,354
1,350	Exeter Automobile Receivables Trust 2015-2 (a)	1.540	11/15/2019	1,350
113,916	First Investors Auto Owner Trust 2014-1 (a)	2.260	1/15/2020	114,013
26,166	First Investors Auto Owner Trust 2014-3 (a)	1.670	11/16/2020	26,151
55,000	First Investors Auto Owner Trust 2014-3 (a)	2.390	11/16/2020	54,897
64,906	First Investors Auto Owner Trust 2017-1 (a)	1.690	4/15/2021	64,823
82,621	First Investors Auto Owner Trust 2017-2 (a)	1.860	10/15/2021	88,332
100,000	Ford Credit Auto Owner Trust 2014-A	1.900	9/15/2019	100,114
145,000	Ford Credit Floorplan Master Owner Trust A	1.770	8/15/2020	145,114
100,000	Ford Credit Floorplan Master Owner Trust A	2.310	2/15/2021	100,336
280,000	Ford Credit Floorplan Master Owner Trust A	1.750	7/15/2021	277,770
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.090	3/15/2022	100,079
275,000	Galaxy XIX CLO Ltd 3 Month LIBOR + 1.22 (a) ^	2.537	7/24/2030	274,854
175,000	GreatAmerica Leasing Receivables Funding LLC Series 2017-1 (a)	2.360	1/20/2023	174,987
300,000	Highbridge Loan Management 6-2015 Ltd 3 Month LIBOR + 1.45 (a) ^	2.632	5/5/2027	300,047
167,000	Hyundai Auto Receivables Trust 2014-B	2.100	11/15/2019	167,075
300,000	Madison Park Funding XI Ltd 3 Month LIBOR + 1.16 (a) ^	2.473	7/23/2029	300,525
250,000	Madison Park Funding XV Ltd 3 Month LIBOR + 1.50 (a) ^	2.670	1/27/2026	250,393
255,000	Mercedes-Benz Master Owner Trust 2017-A 1 Month LIBOR + 0.30 (a) ^	1.534	5/17/2021	255,064
99,684	MMAF Equipment Finance LLC 2016-A (a)	1.390	12/17/2018	99,649
140,000	MMAF Equipment Finance LLC 2016-A (a)	2.210	12/15/2032	138,943
140,000	MMAF Equipment Finance LLC 2017-A (a)	1.730	5/18/2020	139,931
89,001	Nationstar HECM Loan Trust 2017-1 (a)	2.197	5/25/2027	89,020
100,000	Nationstar HECM Loan Trust 2017-2 (a) ^	2.038	9/25/2027	100,000
51,595	NYCTL 2016-A Trust (a)	1.470	11/10/2029	51,253
300,000	Octagon Investment Partners XVI Ltd 3 Month LIBOR + 1.12 (a) ^	2.424	7/17/2025	300,481
100,000	OneMain Financial Issuance Trust 2016-1 (a)	3.660	2/20/2029	102,386
170,000	OneMain Financial Issuance Trusts 2016-2 (a)	4.100	3/20/2028	172,931
100,000	OneMain Financial Issuance Trust 2017-1 (a)	2.370	9/14/2023	99,558
77,949	Prestige Auto Receivables Trust 2014-1 (a)	1.910	4/15/2020	77,980
36,569	Santander Drive Auto Receivables Trust 2013-2	2.570	3/15/2019	36,607
72,648	Santander Drive Auto Receivables Trust 2013-5	2.250	6/17/2019	72,698
27,237	Santander Drive Auto Receivables Trust 2014-1	2.360	4/15/2020	27,273
7,652	Santander Drive Auto Receivables Trust 2015-1	1.970	11/15/2019	7,653
275,000	Securitized Term Auto Receivables Trust 2016-1 (a)	1.524	3/25/2020	273,574
105,000	Securitized Term Auto Receivables Trust 2017-2 (a)	2.040	4/26/2021	105,000
325,000	Shackleton 2015-VIII CLO Ltd 3 Month LIBOR + 1.51 (a) ^	2.817	10/20/2027	325,183
325,000	Sound Point Clo XII Ltd 3 Month LIBOR + 1.66 (a) ^	2.967	10/20/2028	326,580
165,000	Springleaf Funding Trust 2015-A (a)	3.160	11/15/2024	166,141
305,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T1 (a)	2.530	11/16/2048	303,335
159,370	Towd Point Mortgage Trust 2016-3 (a) ^	2.250	8/25/2055	158,123
260,345	Towd Point Mortgage Trust 2017-1 (a) ^	2.750	10/25/2056	258,872
92,670	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	92,636
249,281	Towd Point Mortgage Trust 2017-4 (a) ^	2.750	6/25/2057	250,059
620,000	Trillium Credit Card Trust II 1 Month LIBOR + 0.72 (a) ^	1.959	5/26/2021	621,983
253,322	United Auto Credit Securitization Trust 2017-1 (a)	1.890	5/10/2019	253,209
290,000	United Auto Credit Securitization Trust 2017-1 (a)	2.400	11/12/2019	289,602
105,000	Volvo Financial Equipment LLC Series 2017-1 (a)	1.920	3/15/2021	104,903
300,000	Webster Park CLO Ltd (a) ^	3.557	1/20/2027	300,614
54,511	Westlake Automobile Receivables Trust 2016-2 (a)	1.570	6/17/2019	54,502
200,000	Westlake Automobile Receivables Trust 2017-1 (a)	1.830	4/15/2020	200,141
200,000	Wheels SPV 2 LLC (a)	1.880	4/20/2026	199,816
	TOTAL ASSET BACKED SECURITIES (Cost - $18,355,208)			18,391,493

	CORPORATE BONDS - 11.9%
	ADVERTISING - 0.0% **
140,000	Omnicom Group, Inc.	3.600	4/15/2026	141,134

	AEROSPACE/DEFENSE - 0.1%
100,000	BAE Systems Holdings, Inc. (a)	3.850	12/15/2025	103,726
50,000	Lockheed Martin Corp.	2.500	11/23/2020	50,772
30,000	Lockheed Martin Corp.	4.500	5/15/2036	32,796
125,000	Lockheed Martin Corp.	6.150	9/1/2036	162,266
50,000	Lockheed Martin Corp.	4.850	9/15/2041	56,473
100,000	Lockheed Martin Corp.	4.070	12/15/2042	101,653
				507,686
	AGRICULTURE - 0.2%
230,000	BAT International Finance PLC (a)	2.750	6/15/2020	233,578
20,000	BAT International Finance PLC (a)	3.500	6/15/2022	20,651
216,000	Cargill, Inc. (a)	4.760	11/23/2045	250,923
475,000	Imperial Brands Finance PLC (a)	3.750	7/21/2022	493,888
				999,040
	AUTO MANUFACTURERS - 0.4%
315,000	Daimler Finance North America LLC (a)	2.200	5/5/2020	315,373
105,000	Ford Motor Credit Co.	4.346	12/8/2026	109,156
475,000	Ford Motor Credit Co. LLC	3.096	5/4/2023	470,817
600,000	General Motors Financial Co., Inc.	3.700	5/9/2023	611,448
165,000	General Motors Financial Co., Inc.	3.950	4/13/2024	168,994
100,000	Nissan Motor Acceptance Corp. (a)	2.650	9/26/2018	100,936
				1,776,724
	BANKS - 3.1%
135,000	Bank of America Corp.	2.250	4/21/2020	135,301
640,000	Bank of America Corp.	2.625	10/19/2020	646,840
160,000	Bank of America Corp.	4.200	8/26/2024	168,277
345,000	Bank of America Corp. 3 Month LIBOR + 1.37^	3.593	7/21/2028	348,349
380,000	Bank of New York Mellon Corp. (The) 3 Month LIBOR + 1.05^	2.361	10/30/2023	388,166
300,000	Banque Federative du Credit Mutuel SA (a)	2.750	10/15/2020	304,068
100,000	Barclays Bank PLC	5.140	10/14/2020	106,957
405,000	Barclays PLC	3.200	8/10/2021	411,221
150,000	BB&T Corp.	2.450	1/15/2020	151,593
280,000	BNP Paribas SA (a)	2.950	5/23/2022	282,463
600,000	BPCE SA (a)	5.150	7/21/2024	646,807
105,000	Capital One Financial Corp.	4.200	10/29/2025	107,898
50,000	Citigroup, Inc.	4.050	7/30/2022	52,341
300,000	Citigroup, Inc.	3.500	5/15/2023	305,623
70,000	Citigroup, Inc.	3.300	4/27/2025	70,525
55,000	Citigroup, Inc.	5.500	9/13/2025	61,730
250,000	Credit Agricole SA (a)	3.250	10/4/2024	250,142
200,000	Credit Agricole SA (a)	4.375	3/17/2025	207,914
50,000	Credit Suisse AG	5.400	1/14/2020	53,467
250,000	Credit Suisse Group AG	3.125	12/10/2020	255,016
285,000	Credit Suisse Group AG (a)	3.574	1/9/2023	291,856
395,000	Credit Suisse Group Funding Guernsey Ltd.	3.800	9/15/2022	409,992
230,000	Deutsche Bank AG	2.700	7/13/2020	230,933
345,000	Deutsche Bank AG	4.250	10/14/2021	361,285
525,000	Discover Bank	3.100	6/4/2020	537,264

300,000	Fifth Third Bank	2.150	8/20/2018	301,398
130,000	Goldman Sachs Group, Inc. (The)	2.625	4/25/2021	130,715
200,000	Goldman Sachs Group, Inc. (The)	3.500	1/23/2025	202,910
460,000	Goldman Sachs Group, Inc. (The) 3 Month LIBOR + 1.201^	3.272	9/29/2025	460,599
50,000	Goldman Sachs Group, Inc. (The)	6.750	10/1/2037	65,965
55,000	Goldman Sachs Group, Inc. (The)	4.800	7/8/2044	61,557
85,000	Goldman Sachs Group, Inc. (The)	4.750	10/21/2045	94,525
305,000	HSBC Holdings PLC	3.400	3/8/2021	314,496
60,000	HSBC Holdings PLC	4.000	3/30/2022	63,421
200,000	HSBC Holdings PLC	3.600	5/25/2023	208,130
200,000	HSBC Holdings PLC 3 Month LIBOR + 1.55^	4.041	3/13/2028	208,816
250,000	Huntington Bancshares, Inc.	3.150	3/14/2021	256,323
250,000	Huntington National Bank	2.400	4/1/2020	251,196
200,000	ING Groep NV	3.950	3/29/2027	208,406
400,000	JPMorgan Chase & Co.	2.950	10/1/2026	391,481
110,000	Morgan Stanley	3.875	4/29/2024	115,116
70,000	Morgan Stanley	3.125	7/27/2026	68,661
455,000	Morgan Stanley	4.350	9/8/2026	476,343
300,000	Morgan Stanley	3.625	1/20/2027	304,075
900,000	NBK SPC Ltd. (a)	2.750	5/30/2022	891,756
400,000	PNC Bank NA	2.600	7/21/2020	406,079
50,000	PNC Financial Services Group, Inc. (The)	3.900	4/29/2024	52,493
120,000	Santander Holdings USA, Inc.	2.650	4/17/2020	120,549
465,000	Santander Holdings USA, Inc. (a)	3.700	3/28/2022	473,761
300,000	Santander UK PLC	2.000	8/24/2018	300,555
200,000	Skandinaviska Enskilda Banken AB (a)	2.450	5/27/2020	201,732
350,000	State Street Corp.	3.550	8/18/2025	365,279
250,000	UBS Group Funding Switzerland AG (a)	2.950	9/24/2020	253,787
225,000	UBS Group Funding Switzerland AG (a)	3.000	4/15/2021	228,098
150,000	Wells Fargo & Co.	3.000	2/19/2025	148,943
35,000	Wells Fargo & Co.	4.100	6/3/2026	36,383
195,000	Wells Fargo & Co.	4.750	12/7/2046	214,084
				14,663,660
	BEVERAGES - 0.1%
260,000	Anheuser-Busch InBev Finance, Inc.	3.650	2/1/2026	268,973
70,000	Anheuser-Busch InBev Finance, Inc.	4.900	2/1/2046	79,070
55,000	Anheuser-Busch InBev Worldwide, Inc.	3.750	7/15/2042	52,922
				400,965
	BIOTECHNOLOGY - 0.3%
740,000	Amgen, Inc.	2.650	5/11/2022	746,042
130,000	Biogen, Inc.	2.900	9/15/2020	133,188
70,000	Celgene Corp.	3.550	8/15/2022	73,168
375,000	Celgene Corp.	3.625	5/15/2024	390,670
90,000	Gilead Sciences, Inc.	2.550	9/1/2020	91,600
				1,434,668
	CHEMICALS - 0.1%
300,000	Agrium, Inc.	3.150	10/1/2022	306,758
55,000	Agrium, Inc.	7.125	5/23/2036	72,694
200,000	CNAC HK Synbridge Co. Ltd.	5.000	5/5/2020	206,002
40,000	Monsanto Co.	3.375	7/15/2024	40,790
				626,244
	COMMERCIAL SERVICES - 0.2%
500,000	ERAC USA Finance, LLC (a)	3.300	10/15/2022	512,489
355,000	Total System Services, Inc.	3.800	4/1/2021	369,093
				881,582
	COMPUTERS - 0.1%
120,000	Apple, Inc.	3.000	2/9/2024	122,970
105,000	Apple, Inc.	3.250	2/23/2026	107,856
15,000	Apple, Inc.	2.450	8/4/2026	14,473
				245,299

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
50,000	American Express Co.	1.550	5/22/2018	49,993
200,000	GE Capital International Funding Co. Unlimited Co.	4.418	11/15/2035	217,480
120,000	GTP Acquisition Partners I LLC (a)	2.350	6/15/2020	119,822
285,000	LeasePlan Corp NV (a)	2.875	1/22/2019	285,659
350,000	Private Export Funding Corp.	3.250	6/15/2025	367,830
155,000	Synchrony Financial	2.600	1/15/2019	155,993
15,000	Synchrony Financial	2.700	2/3/2020	15,096
205,000	Synchrony Financial	3.750	8/15/2021	211,462
				1,423,335
	ELECTRIC - 1.4%
200,000	Appalachian Power Co.	3.400	6/1/2025	205,048
150,000	Berkshire Hathaway Energy Co.	4.500	2/1/2045	162,199
60,000	Consolidated Edison Co. of New York, Inc.	4.625	12/1/2054	66,770
160,000	Dominion Resources, Inc. #	2.962	7/1/2019	162,299
195,000	Dominion Resources, Inc.	2.579	7/1/2020	196,627
230,000	Dominion Resources, Inc. #	4.104	4/1/2021	241,060
175,000	Duke Energy Carolinas LLC	6.100	6/1/2037	225,994
225,000	Duke Energy Corp.	3.750	4/15/2024	235,330
70,000	Duke Energy Corp.	2.650	9/1/2026	66,942
55,000	Emera US Finance LP	2.700	6/15/2021	55,296
190,000	Entergy Corp.	2.950	9/1/2026	183,743
140,000	Entergy Louisiana LLC	3.120	9/1/2027	140,606
10,000	Eversource Energy	3.150	1/15/2025	10,065
370,000	FirstEnergy Corp.	3.900	7/15/2027	375,749
265,000	Fortis, Inc.	3.055	10/4/2026	255,751
175,000	Georgia Power Co.	5.950	2/1/2039	217,524
310,000	NextEra Energy Capital Holdings, Inc.	3.550	5/1/2027	318,628
200,000	Oglethorpe Power Corp.	5.250	9/1/2050	224,903
160,000	Oncor Electric Delivery Co. LLC	4.100	6/1/2022	170,572
51,000	Oncor Electric Delivery Co. LLC	2.950	4/1/2025	50,845
75,000	Pacific Gas & Electric Co.	3.400	8/15/2024	77,653
50,000	PPL Capital Funding, Inc.	3.500	12/1/2022	51,906
300,000	SCANA Corp.	6.250	4/1/2020	325,280
695,000	SCANA Corp.	4.750	5/15/2021	729,569
326,000	SCANA Corp.	4.125	2/1/2022	335,842
150,000	South Carolina Electric & Gas Co.	5.100	6/1/2065	174,000
225,000	Southern Co. (The)	2.750	6/15/2020	228,708
290,000	Southern Co. (The)	2.950	7/1/2023	291,478
270,000	State Grid Overseas Investment 2016 Ltd. (a)	2.750	5/4/2022	270,378
270,000	State Grid Overseas Investment 2016 Ltd. (a)	3.500	5/4/2027	274,532
				6,325,297
	ENGINEERING & CONSTRUCTION - 0.1%
250,000	Mexico City Airport Trust (a)	5.500	7/31/2047	253,100
50,000	SBA Tower Trust (a)	2.898	10/15/2019	50,226
255,000	SBA Tower Trust (a)	3.156	10/15/2020	256,680
				560,006
	FOOD - 0.3%
165,000	Kraft Heinz Foods Co.	3.500	7/15/2022	170,761
55,000	Kraft Heinz Foods Co.	3.000	6/1/2026	52,684
375,000	Kraft Heinz Foods Co.	4.375	6/1/2046	370,287
375,000	Kroger Co. (The)	2.950	11/1/2021	378,398
25,000	Kroger Co. (The)	4.450	2/1/2047	23,678
240,000	Sigma Alimentos SA de CV (a)	4.125	5/2/2026	242,700
				1,238,508
	FOREST PRODUCTS & PAPER - 0.1%
370,000	International Paper Co	4.350	8/15/2048	372,126

	GAS - 0.2%
60,000	Boston Gas Co. (a)	3.150	8/1/2027	60,040
149,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	156,763
125,000	Dominion Gas Holdings LLC	3.600	12/15/2024	127,741
275,000	KeySpan Gas East Corp. (a)	2.742	8/15/2026	266,996
340,000	Sempra Energy	3.250	6/15/2027	335,776
				947,316

	HEALTHCARE-PRODUCTS - 0.1%
325,000	Boston Scientific Corp.	3.375	5/15/2022	333,466
205,000	Medtronic, Inc.	3.500	3/15/2025	213,797
				547,263
	HEALTHCARE-SERVICES - 0.5%
210,000	Aetna, Inc.	2.800	6/15/2023	211,292
75,000	Anthem, Inc.	3.500	8/15/2024	77,157
150,000	Anthem, Inc.	4.650	8/15/2044	163,642
15,000	Ascension Health	4.847	11/15/2053	17,161
191,000	Catholic Health Initiatives	2.950	11/1/2022	188,172
100,000	Catholic Health Initiatives	4.200	8/1/2023	104,088
120,000	Catholic Health Initiatives	4.350	11/1/2042	112,430
25,000	Dignity Health	3.812	11/1/2024	25,816
295,000	Kaiser Foundation Hospitals	3.500	4/1/2022	307,334
50,000	Memorial Sloan-Kettering Cancer Center	5.000	7/1/2042	59,147
30,000	Memorial Sloan-Kettering Cancer Center	4.200	7/1/2055	31,411
625,000	SSM Health Care Corp	3.823	6/1/2027	647,014
45,000	United Health Group, Inc.	3.350	7/15/2022	46,995
300,000	United Health Group, Inc.	2.875	3/15/2023	305,905
75,000	United Health Group, Inc.	3.750	7/15/2025	79,591
				2,377,155
	INSURANCE - 0.3%
50,000	American International Group, Inc.	4.875	6/1/2022	54,922
190,000	Berkshire Hathaway, Inc.	2.750	3/15/2023	193,152
50,000	Chubb INA Holdings, Inc.	2.300	11/3/2020	50,366
75,000	Chubb INA Holdings, Inc.	3.350	5/15/2024	77,653
250,000	Hartford Financial Services Group, Inc. (The)	5.500	3/30/2020	269,241
275,000	Jackson National Life Global Funding (a)	3.250	1/30/2024	278,992
195,000	Metropolitan Life Global Funding I (a)	2.650	4/8/2022	196,693
250,000	Metropolitan Life Global Funding I (a)	3.000	9/19/2027	247,193
150,000	Principal Financial Group, Inc.	3.400	5/15/2025	153,196
				1,521,408
	INTERNET - 0.2%
400,000	Alibaba Group Holding Ltd.	2.500	11/28/2019	403,272
190,000	Amazon.com, Inc. (a)	2.800	8/22/2024	190,729
165,000	Amazon.com, Inc.	4.800	12/5/2034	186,898
160,000	Amazon.com, Inc. (a)	4.250	8/22/2057	164,170
				945,069
	LODGING - 0.1%
225,000	Marriott International, Inc.	2.875	3/1/2021	228,172
325,000	Marriott International, Inc.	2.300	1/15/2022	320,852
				549,024
	MACHINERY - CONSTRUCTION AND MINING - 0.0% **
45,000	Caterpillar, Inc.	4.300	5/15/2044	48,749

	MEDIA - 0.3%
50,000	21st Century Fox America, Inc.	3.700	9/15/2024	51,886
175,000	Charter Communications Operating LLC	4.464	7/23/2022	185,155
60,000	Charter Communications Operating LLC	6.484	10/23/2045	70,421
100,000	Comcast Corp.	6.400	3/1/2040	133,800
275,000	Cox Communications, Inc. (a)	4.800	2/1/2035	272,294
15,000	Cox Communications, Inc. (a)	6.450	12/1/2036	17,559
15,000	Cox Communications, Inc. (a)	4.600	8/15/2047	14,875
100,000	NBCUniversal Media, LLC	2.875	1/15/2023	101,642
250,000	Sky PLC (a)	3.750	9/16/2024	256,504
275,000	Time Warner, Inc.	4.875	3/15/2020	292,721
50,000	Viacom, Inc.	4.250	9/1/2023	51,378
				1,448,235

	MINING - 0.1%
275,000	Glencore Finance Canada Ltd. (a)	4.250	10/25/2022	289,403

	MISCELLANEOUS MANUFACTURING - 0.1%
10,000	Parker-Hannifin Corp.	4.450	11/21/2044	10,708
111,000	Pentair Finance SA	2.900	9/15/2018	111,868
250,000	Siemens Financieringsmaatschappij NV (a)	2.900	5/27/2022	255,396
				377,972
	OIL & GAS - 0.8%
240,000	Anadarko Petroleum Corp.	4.850	3/15/2021	254,518
200,000	BG Energy Capital PLC (a)	4.000	10/15/2021	211,129
105,000	BP Capital Markets PLC	3.245	5/6/2022	108,770
70,000	ConocoPhillips Co.	4.200	3/15/2021	74,444
35,000	ConocoPhillips Co.	2.875	11/15/2021	35,657
105,000	ConocoPhillips Co.	3.350	5/15/2025	107,394
20,000	ConocoPhillips Co.	4.950	3/15/2026	22,544
325,000	Devon Energy Corp.	3.250	5/15/2022	328,845
130,000	Marathon Oil Corp.	2.700	6/1/2020	129,997
170,000	Noble Energy, Inc.	4.150	12/15/2021	179,084
775,000	Petroleos Mexicanos	5.500	1/21/2021	826,925
95,000	Petroleos Mexicanos (a)	5.375	3/13/2022	101,503
175,000	Petroleos Mexicanos	6.750	9/21/2047	186,182
225,000	Pioneer Natural Resources Co.	7.500	1/15/2020	250,393
180,000	Shell International Finance BV	4.125	5/11/2035	190,082
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.500	4/28/2020	230,537
435,000	Sinopec Group Overseas Development 2017 Ltd. (a)	3.000	4/12/2022	439,896
				3,677,900
	OIL & GAS SERVICES - 0.0% **
110,000	Schlumberger Holdings Corp. (a)	3.000	12/21/2020	112,657

	PHARMACEUTICALS - 0.6%
375,000	AbbVie, Inc.	1.800	5/14/2018	375,521
50,000	AbbVie, Inc.	3.200	11/6/2022	51,269
85,000	Allergan Funding SCS	3.000	3/12/2020	86,779
20,000	Allergan Funding SCS	3.450	3/15/2022	20,738
50,000	Allergan Funding SCS	3.850	6/15/2024	52,161
205,000	Allergan Funding SCS	4.550	3/15/2035	218,717
275,000	Bayer US Finance LLC (a)	2.375	10/8/2019	276,591
170,000	Cardinal Health, Inc.	3.200	3/15/2023	172,814
155,000	Cardinal Health, Inc.	3.079	6/15/2024	156,080
35,000	Cardinal Health, Inc.	4.500	11/15/2044	36,411
95,000	EMD Finance LLC (a)	2.950	3/19/2022	96,557
100,000	Forest Laboratories LLC (a)	5.000	12/15/2021	109,290
220,000	Mylan NV	3.000	12/15/2018	222,484
123,000	Teva Pharmaceutical Finance Co BV	3.650	11/10/2021	123,877
750,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	715,344
145,000	Teva Pharmaceutical Finance Netherlands III BV	4.100	10/1/2046	122,142
				2,836,775
	PIPELINES - 0.4%
65,000	Columbia Pipeline Group, Inc.	2.450	6/1/2018	65,224
175,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	186,957
120,000	Energy Transfer Partners LP	3.600	2/1/2023	122,035
30,000	Energy Transfer Partners LP	4.500	11/1/2023	31,438
90,000	Energy Transfer Partners LP	7.600	2/1/2024	105,486
95,000	Enterprise Products Operating LLC	3.950	2/15/2027	99,694
130,000	Enterprise Products Operating LLC	5.100	2/15/2045	144,854
175,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	182,107
265,000	Kinder Morgan Energy Partners LP	4.250	9/1/2024	275,007
100,000	Phillips 66 Partners LP	3.605	2/15/2025	99,789
55,000	Sunoco Logistics Partners Operations LP	4.400	4/1/2021	58,024
75,000	Sunoco Logistics Partners Operations LP	3.450	1/15/2023	75,623
131,000	TransCanada PipeLines Ltd.	4.875	1/15/2026	146,954
200,000	Western Gas Partners LP	4.000	7/1/2022	206,651
				1,799,843

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
300,000	American Tower Corp.	3.450	9/15/2021	310,454
86,000	American Tower Corp.	5.000	2/15/2024	94,881
50,000	AvalonBay Communities, Inc.	2.950	9/15/2022	50,771
150,000	DDR Corp.	4.625	7/15/2022	158,975
75,000	HCP, Inc.	3.875	8/15/2024	76,989
200,000	HCP, Inc.	4.000	6/1/2025	206,298
260,000	Scentre Group Trust 1/Scentre Group Trust 2 (a)	2.375	11/5/2019	261,253
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.250	10/5/2020	280,815
				1,440,436
	RETAIL - 0.3%
100,000	Alimentation Couche-Tard, Inc. (a)	3.550	7/26/2027	100,843
50,000	AutoZone, Inc.	2.875	1/15/2023	49,939
300,000	AutoZone, Inc.	3.125	7/15/2023	304,029
250,000	CVS Health Corp.	4.000	12/5/2023	265,084
55,000	CVS Health Corp.	4.875	7/20/2035	60,968
130,000	CVS Health Corp.	5.125	7/20/2045	149,507
100,000	Home Depot, Inc. (The)	2.000	6/15/2019	100,624
200,000	O’Reilly Automotive, Inc.	3.800	9/1/2022	208,833
				1,239,827
	SEMICONDUCTORS - 0.1%
240,000	Broadcom Corp / Broadcom Cayman Finance Ltd. (a)	3.625	1/15/2024	246,570
410,000	QUALCOMM, Inc.	2.100	5/20/2020	413,122
				659,692
	SOFTWARE - 0.2%
335,000	Microsoft Corp.	2.875	2/6/2024	342,343
235,000	Microsoft Corp.	2.400	8/8/2026	227,142
180,000	Microsoft Corp.	3.700	8/8/2046	181,519
225,000	Oracle Corp.	2.800	7/8/2021	230,088
				981,092
	TELECOMMUNICATIONS - 0.3%
30,000	AT&T, Inc.	3.950	1/15/2025	30,814
20,000	AT&T, Inc.	4.500	5/15/2035	19,746
160,000	AT&T, Inc.	4.750	5/15/2046	153,871
150,000	Crown Castle Towers LLC (a)	3.222	5/15/2022	152,199
225,000	Orange SA	9.000	3/1/2031	341,553
4,000	Verizon Communications, Inc.	4.812	3/15/2039	4,129
609,000	Verizon Communications, Inc.	4.522	9/15/2048	589,616
				1,291,928
	TRANSPORTATION - 0.1%
225,000	FedEx Corp.	8.000	1/15/2019	242,404
160,000	FedEx Corp.	4.550	4/1/2046	170,412
				412,816
	TRUCKING & LEASING - 0.1%
150,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.200	7/15/2020	153,719
200,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.375	2/1/2022	205,354
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.875	7/11/2022	54,448
				413,521
	WATER - 0.0% **
120,000	American Water Capital Corp.	2.950	9/1/2027	119,558

	TOTAL CORPORATE BONDS (Cost $54,417,515)			55,633,913

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
	WHOLE LOAN COLLATERAL - 0.2%
76,775	Deephaven Residential Mortgage Trust 2017-1 (a) ^	2.725	12/26/2046	75,588
162,585	Deephaven Residential Mortgage Trust 2017-2 (a) ^	2.453	6/25/2047	160,350
76,568	Mill City Mortgage Loan Trust 2016-1 (a) ^	2.500	4/25/2057	76,651
220,000	Mill City Mortgage Loan Trust 2017-3 (a) ^	2.750	2/25/2058	221,100
245,775	New Residential Mortgage Loan Trust 2017-3 (a) ^	4.000	4/25/2057	253,473
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $793,512)			787,162

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.4%
155,000	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705	9/15/2048	161,617
195,000	CD 2017-CD4 Mortgage Trust ^	3.514	5/10/2050	201,267
525,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.818	11/10/2048	549,297
130,000	COMM 2013-CCRE8 Mortgage Trust	3.334	6/10/2046	134,640
225,000	CSAIL 2015-C1 Commercial Mortgage Trust	3.505	4/15/2050	231,352
420,000	CSAIL 2015-C2 Commercial Mortgage Trust	3.504	4/15/2025	430,697
405,000	CSAIL 2015-C3 Commercial Mortgage Trust	3.718	8/15/2048	421,167
104,701	Fannie Mae-ACES ADJ%	1.72	4/25/2024	104,519
465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ^	2.89	5/25/2025	467,934
582,890	Fannie Mae REMICS	3.00	12/25/2045	595,018
964,352	Freddie Mac REMICS	3.00	6/15/2045	979,352
300,000	GS Mortgage Securities Trust 2015-GS1	3.734	11/10/2048	314,283
100,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914	1/15/2049	106,226
15,920	LB-UBS Commercial Mortgage Trust 2008-C1 ^	6.296	4/15/2041	16,189
490,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306	4/15/2048	497,046
100,000	SFAVE Commercial Mortgage Securities Trust 2015-5AVE (a) ^	4.144	1/5/2043	101,241
260,000	SG Commercial Mortgage Securities Trust 2016-C5	3.055	10/10/2048	256,467
125,000	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839	9/15/2058	131,935
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148	5/15/2048	252,525
400,000	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453	7/15/2050	409,212
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $6,383,910)			6,361,984

	MORTGAGE BACKED SECURITIES - 7.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 3.8%
1,486,302	Freddie Mac +	3.00	11/1/2046	1,495,744
387,459	Freddie Mac +	3.00	12/1/2046	389,922
12,116	Freddie Mac Gold Pool	3.00	9/1/2028	12,456
22,662	Freddie Mac Gold Pool	2.50	10/1/2028	23,076
95,281	Freddie Mac Gold Pool	2.50	12/1/2031	96,087
200,000	Freddie Mac Gold Pool	3.00	3/15/2032	205,531
120,068	Freddie Mac Gold Pool	3.50	11/1/2034	125,007
50,000	Freddie Mac Gold Pool	5.50	7/15/2039	54,992
50,000	Freddie Mac Gold Pool	5.00	5/15/2040	54,242
45,305	Freddie Mac Gold Pool	3.00	2/1/2043	45,592
35,189	Freddie Mac Gold Pool	3.50	10/1/2043	36,472
25,744	Freddie Mac Gold Pool	4.00	8/1/2044	27,133
175,000	Freddie Mac Gold Pool	4.50	1/15/2046	187,605
525,000	Freddie Mac Gold Pool	4.00	6/15/2046	552,645
2,024,446	Freddie Mac Gold Pool	3.00	8/1/2046	2,033,902
3,225,000	Freddie Mac Gold Pool	3.50	10/15/2046	3,324,773
3,162,666	Freddie Mac Gold Pool	3.00	11/1/2046	3,173,950
192,142	Freddie Mac Gold Pool	3.00	12/1/2046	192,828
962,822	Freddie Mac Gold Pool	3.00	12/1/2046	966,260
2,100,000	Freddie Mac Gold Pool	3.00	5/15/2047	2,106,235
2,602,884	Freddie Mac Gold Pool	3.50	7/1/2047	2,684,401
				17,788,853

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.8%
1,909,172	Fannie Mae +	3.00	10/1/2046	1,919,277
310,000	Fannie Mae Pool	2.68	5/1/2025	310,983
152,657	Fannie Mae Pool	2.47	5/1/2025	151,909
400,000	Fannie Mae Pool	2.81	7/1/2025	403,547
53,367	Fannie Mae Pool	3.09	10/1/2025	54,915
110,000	Fannie Mae Pool	2.99	10/1/2025	112,551
100,000	Fannie Mae Pool	4.00	12/25/2025	103,250
30,612	Fannie Mae Pool	2.50	4/1/2028	31,141
200,000	Fannie Mae Pool	3.50	6/25/2028	208,281
19,944	Fannie Mae Pool	3.00	10/1/2028	20,529
66,660	Fannie Mae Pool	2.50	2/1/2030	67,131
166,996	Fannie Mae Pool	2.50	6/1/2030	168,174
279,018	Fannie Mae Pool	2.50	10/1/2031	280,993
191,521	Fannie Mae Pool	2.50	12/1/2031	192,910
1,475,000	Fannie Mae Pool	3.00	3/25/2032	1,515,332
600,000	Fannie Mae Pool	2.50	5/25/2032	603,938
75,000	Fannie Mae Pool	6.00	9/25/2038	84,480
300,000	Fannie Mae Pool	5.50	5/25/2039	331,969
375,000	Fannie Mae Pool	5.00	2/25/2040	409,102
90,257	Fannie Mae Pool	3.00	7/1/2043	91,042
41,168	Fannie Mae Pool	4.00	11/1/2043	43,372
1,625,000	Fannie Mae Pool	4.00	10/1/2044	1,710,947
675,000	Fannie Mae Pool	4.50	12/25/2045	724,254
771,937	Fannie Mae Pool	4.00	1/1/2046	813,477
2,068,344	Fannie Mae Pool	3.00	1/1/2046	2,075,392
869,869	Fannie Mae Pool	4.00	2/1/2046	916,680
4,175,000	Fannie Mae Pool	3.50	12/25/2046	4,303,511
				17,649,087
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.2%
325,000	Ginnie Mae +	4.00	8/20/2046	342,063
50,000	Ginnie Mae I Pool	5.00	9/15/2040	54,359
100,000	Ginnie Mae II Pool	5.00	3/20/2041	107,094
48,866	Ginnie Mae II Pool	3.00	12/20/2042	49,877
53,888	Ginnie Mae II Pool	3.50	7/20/2043	56,231
21,131	Ginnie Mae II Pool	4.00	12/20/2044	22,343
350,000	Ginnie Mae II Pool	4.50	2/20/2045	372,914
100,000	Ginnie Mae II Pool	4.00	11/1/2046	105,172
				1,110,053

	TOTAL MORTGAGE BACKED SECURITIES (Cost - $36,650,134)			36,547,993

	MUNICIPAL SECURITIES - 1.1%
115,000	Bay Area Toll Authority	7.043	4/1/2050	177,273
90,000	Chicago O’Hare International Airport	6.395	1/1/2040	122,815
130,000	Chicago Transit Authority	6.300	12/1/2021	138,986
95,000	Chicago Transit Authority	6.300	12/1/2021	101,566
265,000	Chicago Transit Authority	6.899	12/1/2040	345,928
55,000	Chicago Transit Authority	6.899	12/1/2040	71,873
315,000	County of Sacramento CA	5.730	8/15/2023	346,957
180,000	Kansas Development Finance Authority	4.927	4/15/2045	202,298
120,000	Long Island Power Authority	3.883	9/1/2024	125,372
100,000	Metropolitan Transportation Authority	6.814	11/15/2040	140,530
195,000	Municipal Electric Authority of Georgia	6.637	4/1/2057	246,429
230,000	New Jersey Economic Development Authority	3.802	6/15/2018	232,583
85,000	New Jersey Economic Development Authority	3.882	6/15/2019	86,665
640,000	New York State Urban Development Corp	2.100	3/15/2022	638,682
100,000	Port Authority of New York & New Jersey	5.647	11/1/2040	129,446
70,000	Port Authority of New York & New Jersey	4.810	10/15/2065	81,518
120,000	Regents of the University of California Medical Center Pooled Revenue	6.548	5/15/2048	165,869
30,000	Regents of the University of California Medical Center Pooled Revenue	6.583	5/15/2049	41,609
50,000	State of California	7.550	4/1/2039	76,680
300,000	State of California	7.350	11/1/2039	443,067
35,000	State of California	7.600	11/1/2040	54,766
15,000	State of Illinois	5.163	2/1/2018	15,140
100,000	State of Illinois	5.200	3/1/2018	101,239
420,000	State of Illinois	5.665	3/1/2018	425,893
700,000	State of Illinois	5.100	6/1/2033	707,910
35,000	University of California	3.931	5/15/2045	35,449
	TOTAL MUNICIPAL SECURITIES (Cost - $5,035,520)			5,256,543

	SOVEREIGN DEBT - 0.5%
320,000	Export-Import Bank of Korea	1.750	5/26/2019	317,510
272,000	Japan Bank for International Cooperation	2.250	2/24/2020	273,301
204,000	Japan Bank for International Cooperation	2.125	6/1/2020	204,159
825,000	Qatar Government International Bond (a)	5.250	1/20/2020	874,784
280,000	Qatar Government International Bond (a)	2.375	6/2/2021	275,810
330,000	Saudi Government International Bond (a)	2.875	3/4/2023	327,809
	TOTAL SOVEREIGN DEBT (Cost - $2,256,361)			2,273,373

	U.S. TREASURY SECURITIES - 5.4%
690,000	United States Treasury Bond	3.000	11/15/2044	710,835
230,000	United States Treasury Bond	2.500	2/15/2046	213,891
1,040,000	United States Treasury Bond	2.500	5/15/2046	966,387
325,000	United States Treasury Bond	3.000	2/15/2047	334,306
875,000	United States Treasury Bond	3.000	5/15/2047	900,361
585,000	United States Treasury Bond	2.750	8/15/2047	572,295
4,315,000	United States Treasury Inflation Index Note	0.375	1/15/2027	4,315,287
100,000	United States Treasury Note	1.375	7/31/2018	100,031
1,495,000	United States Treasury Note	1.375	12/31/2018	1,494,474
1,020,000	United States Treasury Note	1.375	2/28/2019	1,019,323
1,465,000	United States Treasury Note	1.500	11/30/2019	1,464,771
725,000	United States Treasury Note	1.375	9/30/2020	719,563
2,595,000	United States Treasury Note	2.000	11/30/2020	2,621,254
235,000	United States Treasury Note	1.750	12/31/2020	235,441
665,000	United States Treasury Note	1.250	3/31/2021	654,220
1,000,000	United States Treasury Note	1.750	6/30/2022	992,695
110,000	United States Treasury Note	2.375	5/15/2027	110,455
1,615,000	United States Treasury Note	2.250	8/15/2027	1,604,023
5,000	United States Treasury Note	3.625	8/15/2043	5,738
5,000	United States Treasury Note	3.750	11/15/2043	5,861
1,580,000	United States Treasury Note	3.375	5/15/2044	1,741,518
3,815,000	United States Treasury Note	2.500	2/15/2045	3,558,084
545,000	United States Treasury Note	2.875	8/15/2045	547,342
	TOTAL U.S. TREASURY SECURITIES (Cost - $24,919,542)			24,888,155

Shares
	WARRANT - 0.0% **
17,630	Simply Good Foods Co.			39,668
	TOTAL WARRANTS (Cost - $36,977)			39,668

	SHORT-TERM INVESTMENTS - 9.1%
	MONEY MARKET FUND - 9.1%
42,327,232	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.91% (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $42,327,232)			42,327,232

	TOTAL INVESTMENTS - 103.6% (Cost - $410,452,268)(c)			$483,222,234
	OTHER ASSETS LESS LIABILITIES - NET - (3.6)%			(16,833,963)
	TOTAL NET ASSETS - 100.0%			$466,388,271

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.01%

^	Variable rate security.

#	Step coupon.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2017, these securities amounted to $31,535,260 or 6.8% of net assets.

(b)	Money market rate shown represents the rate at September 30, 2017.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $411,575,656 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$60,944,284
Unrealized Depreciation:	(7,820,247)
Net Unrealized Appreciation:	$53,124,037

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
US 10 Year Future	47	12/31/2017	Morgan Stanley	$ 5,889,711	$ 60,586

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 49.6%
	DEBT FUNDS - 28.5%
36	iShares 1-3 Year Credit Bond ETF	$3,793
37	iShares Core U.S. Aggregate Bond ETF	4,055
		7,848
	EQUITY FUNDS - 21.1%
15	iShares Core MSCI Emerging Markets ETF	810
11	iShares Core S&P 500 ETF	2,782
20	iShares MSCI EAFE Value ETF	1,092
4	iShares Russell 2000 ETF	593
5	iShares S&P 500 Value ETF	539
		5,816
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,837)	13,664

	VARIABLE INSURANCE TRUSTS - 49.6%
	DEBT FUNDS - 32.5%
247	American Funds Insurance Series - Bond Fund - Class I	2,711
110	American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class I	1,349
110	BlackRock High Yield VI Fund - Class I	821
309	MFS Research Bond Series - Initial Shares	4,065
		8,946
	EQUITY FUNDS - 17.1%
80	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class I	1,130
30	MFS Growth Series - Initial Shares	1,373
66	MFS VIT III Mid Cap Value Portfolio - Initial Shares	566
7	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	557
442	Oppenheimer International Growth Fund - Non-Service Shares	1,104
		4,730
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $13,364)	13,676

	SHORT-TERM INVESTMENT - 0.8%
	MONEY MARKET FUND - 0.8%
209	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.91% (a)(Cost - $209)	209

	TOTAL INVESTMENTS - 100.0% (Cost - $26,410)(b)	$27,549
	OTHER ASSETS LESS LIABILITIES -NET - (0.0)% *	(12)
	TOTAL NET ASSETS - 100.0%	$27,537

*	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,415 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,288
Unrealized Depreciation:	(154)
Net Unrealized Appreciation:	$1,134

Global Atlantic Wilshire Dynamic Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 64.9%
	DEBT FUNDS - 28.7%
32	iShares 1-3 Year Credit Bond ETF	$3,371
23	iShares Core U.S. Aggregate Bond ETF	2,521
34	iShares International Treasury Bond Fund	1,674
12	iShares JP Morgan EM Local Currency Bond ETF	579
		8,145
	EQUITY FUNDS - 36.2%
27	iShares Core MSCI EAFE ETF	1,733
32	iShares Core MSCI Emerging Markets ETF	1,729
9	iShares Core S&P 500 ETF	2,276
22	iShares Global REIT ETF	563
52	iShares MSCI EAFE Value ETF	2,839
4	iShares Russell 2000 ETF	593
5	iShares S&P 500 Value ETF	539
		10,272

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,915)	18,417

	VARIABLE INSURANCE TRUSTS - 34.5%
	DEBT FUNDS - 12.7%
68	American Funds Insurance Series - Bond Fund - Class I	837
113	BlackRock High Yield VI Fund - Class I	838
62	MFS Research Bond Series - Initial Shares	812
100	PIMCO Variable Insurance Trust - Foreign Bond Portfolio U.S. Dollar Hedged - Institutional Class	1,119
		3,606
	EQUITY FUNDS - 21.8%
81	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	1,148
24	MFS Growth Series - Initial Shares	1,090
63	MFS VIT III Mid Cap Value Portfolio - Initial Shares	544
7	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	577
1,140	Oppenheimer International Growth Fund - Non-Service Shares	2,849
		6,208
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $9,213)	9,814

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
168	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.91% (a)(Cost - $168)	168

	TOTAL INVESTMENTS - 100.0% (Cost - $26,296)(b)	$28,399
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%*	(12)
	TOTAL NET ASSETS - 100.0%	$28,387

*	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,312 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,161
Unrealized Depreciation:	(74)
Net Unrealized Appreciation:	$2,087

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 54.7%
	DEBT FUNDS - 12.7%
100	iShares 1-3 Year Credit Bond ETF	$10,535
214	iShares Core U.S. Aggregate Bond ETF	23,453
		33,988
	EQUITY FUNDS - 42.0%
125	iShares Core MSCI EAFE ETF	8,021
243	iShares Core MSCI Emerging Markets ETF	13,127
191	iShares Core S&P 500 ETF	48,310
201	iShares Global REIT ETF	5,144
395	iShares MSCI EAFE Value ETF	21,567
57	iShares Russell 2000 ETF	8,446
75	iShares S&P 500 Value ETF	8,093
		112,708

	TOTAL EXCHANGE TRADED FUNDS (Cost - $135,455)	146,696

	VARIABLE INSURANCE TRUSTS - 44.8%
	DEBT FUNDS - 8.8%
635	American Funds Insurance Series - Bond Fund - Class I	7,811
1,065	BlackRock High Yield VI Fund - Class I	7,926
597	MFS Research Bond Series - Initial Shares	7,847
		23,584
	EQUITY FUNDS - 36.0%
1,728	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	24,543
577	MFS Growth Series - Initial Shares	26,501
1,586	MFS VIT III Mid Cap Value Portfolio - Initial Shares	13,654
136	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	10,763
8,523	Oppenheimer International Growth Fund - Non-Service Shares	21,307
		96,768

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $112,711)	120,352

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
1,468	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.91% (a)(Cost - $1,468)	1,468

	TOTAL INVESTMENTS - 100.1% (Cost - $249,634)(b)	$268,516
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(139)
	TOTAL NET ASSETS - 100.0%	$268,377

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $249,649 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$18,895
Unrealized Depreciation:	(28)
Net Unrealized Appreciation:	$18,867

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 50.9%
	DEBT FUNDS - 20.7%
21	iShares 1-3 Year Credit Bond ETF	$2,212
33	iShares Core U.S. Aggregate Bond ETF	3,616
		5,828
	EQUITY FUNDS - 30.2%
21	iShares Core MSCI Emerging Markets ETF	1,134
17	iShares Core S&P 500 ETF	4,300
36	iShares MSCI EAFE Value ETF	1,966
4	iShares Russell 2000 ETF	593
5	iShares S&P 500 Value ETF	540
		8,533

	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,062)	14,361

	VARIABLE INSURANCE TRUSTS - 48.1%
	DEBT FUNDS - 18.5%
127	American Funds Insurance Series - Bond Fund - Class I	1,393
90	American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class I	1,109
112	BlackRock High Yield VI Fund - Class I	833
143	MFS Research Bond Series - Initial Shares	1,882
		5,217
	EQUITY FUNDS - 29.6%
161	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,282
47	MFS Growth Series - Initial Shares	2,167
126	MFS VIT III Mid Cap Value Portfolio - Initial Shares	1,081
11	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	861
793	Oppenheimer International Growth Fund - Non-Service Shares	1,982
		8,373
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $12,995)	13,590

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
295	Fidelity Institutional Money Market Funds - Portfolio, Institutional Class
	to yield 0.91% (a)(Cost - $295)	295

	TOTAL INVESTMENTS - 100.0% (Cost - $26,352)(b)	$28,246
	OTHER ASSETS LESS LIABILITIES -NET - (0.0)% *	(12)
	TOTAL NET ASSETS - 100.0%	$28,234

*	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,355 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,976
Unrealized Depreciation:	(85)
Net Unrealized Appreciation:	$1,891

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “underlying fund” or “underlying funds”). Each underlying fund is valued at its respective net asset values as reported by such investment company. Each underlying fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each underlying fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETF”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in the Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, ETFs have fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – As noted above, the Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Portfolio’s investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$223,671,517	$—	$—	$223,671,517
Money Market Fund	11,750,694	—	—	11,750,694
Total	$235,422,211	$—	$—	$235,422,211

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$90,888,439	$—	$—	$90,888,439
Money Market Fund	4,551,379	—	—	4,551,379
Total	$95,439,818	$—	$—	$95,439,818

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$269,792,689	$—	$—	$269,792,689
Money Market Fund	12,643,700	—	—	12,643,700
Total	$282,436,389	$—	$—	$282,436,389

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$200,590,385	$—	$—	$200,590,385
Asset Backed Securities	—	12,867,914	—	12,867,914
Corporate Bonds	—	25,733,257	—	25,733,257
Term Loans	—	2,647,364	—	2,647,364
Mortgage Backed Securities	—	16,827,968	—	16,827,968
Sovereign Debt	—	298,922	—	298,922
U.S. Treasury Securities	—	13,110,153	—	13,110,153
Short Term Investments	20,912,987	—	—	20,912,987
Interest Rate Swap	—	9,461	—	9,461
Credit Default Swaps	—	5,407	—	5,407
Total Return Swap	—	14,620	—	14,620
Total	$221,503,372	$71,515,066	$—	$293,018,438

Liabilities	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities - Short	$—	$821,255	$—	$821,255
Futures Contracts*	65,273	—	—	65,273
Forward Exchange Contracts	95,972	—	—	95,972
Total	$161,245	$821,255	$—	$982,500

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,314,802	$—	$—	$11,314,802
U.S. Treasury Note	—	11,789,539	—	11,789,539
Purchased Options	117,261	—	—	117,261
Short Term Investment	7,821,851	—	—	7,821,851
Futures Contracts *	232,698	—	—	232,698
Total	$19,486,612	$11,789,539	$—	$31,276,151

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$18,885	$—	$—	$18,885
Total	$18,885	$—	$—	$18,885

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$451,434,472	$—	$—	$451,434,472
Money Market Fund	23,367,810	—	—	23,367,810
Total	$474,802,282	$—	$—	$474,802,282

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$141,678,429	$—	$—	$141,678,429
Money Market Fund	7,600,537	—	—	7,600,537
Total	$149,278,966	$—	$—	$149,278,966

Global Atlantic Motif Aging of America Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$116,176	$—	$—	$116,176
Money Market Fund	564	—	—	564
Total	$116,740	$—	$—	$116,740

Global Atlantic Motif Real Estate Trends Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$97,032	$—	$—	$97,032
Money Market Fund	2,029	—	—	2,029
Total	$99,061	$—	$—	$99,061

Global Atlantic Motif Technological Innovations Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$133,794	$—	$—	$133,794
Money Market Fund	475	—	—	475
Total	$134,269	$—	$—	$134,269

Global Atlantic PIMCO Tactical Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,347,573	$—	$—	$7,347,573
Asset Backed Securities	—	798,278	—	798,278
Corporate Bonds	—	2,525,782	—	2,525,782
Municipal Bond	—	32,474	—	32,474
Mortgage Backed Securities	—	5,785,641	—	5,785,641
Collateralized Mortgage Obligations	—	761,509	—	761,509
Commercial Mortgage Backed Securities	—	175,097	—	175,097
U.S. Treasury Securities	—	9,635,209	—	9,635,209
Purchased Options	122,761	—	—	122,761
Short Term Investments	543,972	1,496,530	—	2,040,502
Futures Contracts*	162,734	—	—	162,734
Interest Rate Floor	—	498	—	498
Interest Rate Swaps	—	103,680	—	103,680
Credit Default Swaps	—	15,286	—	15,286
Swaption Written	—	1,362	—	1,362
Total	$8,177,040	$21,331,346	$—	$29,508,386

Liabilities	Level 1	Level 2	Level 3	Total
Forward Exchange Contracts	$—	$5,329	$—	5,329
Total	$—	$5,329	$—	$5,329

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,127,809	$—	$—	$20,127,809
Variable Insurance Trusts	91,627,506	—	—	91,627,506
Money Market Fund	5,666,802	—	—	5,666,802
Total	$117,422,117	$—	$—	$117,422,117

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$289,062,709	$—	$—	$289,062,709
Exchange Traded Funds	1,570,439	—	—	1,570,439
Preferred Stock	—	81,570	—	81,570
Asset Backed Securities	—	18,391,493	—	18,391,493
Corporate Bonds	—	55,633,913	—	55,633,913
Collateralized Mortgage Obligations	—	787,162	—	787,162
Commercial Mortgage Backed Securities	—	6,361,984	—	6,361,984
Mortgage Backed Securities	—	36,547,993	—	36,547,993
Municipal Securities	—	5,256,543	—	5,256,543
Sovereign Debt	—	2,273,373	—	2,273,373
U.S. Treasury Securities	—	24,888,155	—	24,888,155
Warrant	39,668	—	—	39,668
Short Term Investments	42,327,232	—	—	42,327,232
Futures Contracts *	60,586	—	—	60,586
Total	$333,060,634	$150,222,186	$—	$483,282,820

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,664	$—	$—	$13,664
Variable Insurance Trusts	13,676	—	—	13,676
Money Market Fund	209	—	—	209
Total	$27,549	$—	$—	$27,549

Global Atlantic Wilshire Dynamic Global Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,417	$—	$—	$18,417
Variable Insurance Trusts	9,814	—	—	9,814
Money Market Fund	168	—	—	168
Total	$28,399	$—	$—	$28,399

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$146,696	$—	$—	$146,696
Variable Insurance Trusts	120,352	—	—	120,352
Money Market Fund	1,468	—	—	1,468
Total	$268,516	$—	$—	$268,516

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,361	$—	$—	$14,361
Variable Insurance Trusts	13,590	—	—	13,590
Money Market Fund	295	—	—	295
Total	$28,246	$—	$—	$28,246

*	Cumulative net appreciation/(depreciation) on futures contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio except the Global Atlantic Wilshire Dynamic Global Allocation Portfolio. Transfers that were made out of Level 2 represent securities no longer being fair valued using observable inputs and are now being valued at net asset value. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 Assets:

Global Atlantic Wilshire Dynamic Global Allocation Portfolio
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(1,119)	(1,119)
Net Transfer In/Out of Level 2	$(1,119)	$(1,119)

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation – The accounting records of the Portfolios’ are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Options Transactions – The Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, the Global Atlantic PIMCO Tactical Allocation Portfolio and the Global Atlantic Wellington Research Managed Risk Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

A Portfolio may enter into credit default swaps (“CDS”), CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of the Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, the Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return, (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio cover its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, the Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of September 30, 2017, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

Derivatives Risk – A Portfolio’s use of derivatives may increase costs, reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory requirements require the clearing and exchange trading of many standardized OTC derivative instruments deemed to be “swaps.” The Commodity Future Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase in basis. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. These and other regulatory developments relating to a mutual fund’s use of derivatives may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives and the Portfolios. The December 2015 proposed new regulations may also make a mutual fund’s use of derivatives more costly. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. In response to the financial crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve has since reduced its market support activities and has recently started raising interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which a Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Portfolio’s investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

*/s/ Robert Arena

Robert Arena, Principal Executive Officer

Date 11/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert Arena

Robert Arena, Principal Executive Officer

Date 11/27/2017

By (Signature and Title)

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 11/27/2017